BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (LIBOR USD 1
Month + 0.72%), 3.80%, 12/25/33 ... USD 121 $ 108,368
Series 2007-HE4, Class A2A, (LIBOR USD
1 Month + 0.26%), 3.34%, 05/25/37 .. 88 17,782
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 3 2,557
Series 2018-B, Class B, 0.00%, 02/26/57 6 4,328
Series 2018-D, Class B, 0.00%, 08/25/58
(a)
1 598
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
—
(c)
305
Series 2018-F, Class C, 0.00%, 11/25/58 . 11 7,221
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (LIBOR USD 3 Month + 1.08%), 3.81%,
10/21/28
(a)(b)
.................... 399 393,464
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 171 164,824
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class A, (LIBOR USD 3
Month + 1.05%), 3.84%, 01/28/31 ... 250 245,923
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.64%, 01/28/31 ... 250 229,867
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR USD 3
Month + 1.45%), 3.96%, 01/15/30 ... 500 485,197
Series 2014-5RA, Class C, (LIBOR USD 3
Month + 1.85%), 4.36%, 01/15/30 ... 250 237,673
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR USD 3
Month + 1.25%), 3.71%, 10/13/30 ... 250 246,694
Series 2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 3.45%, 04/13/31 ... 310 302,424
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 3.59%,
04/15/31
(a)(b)
.................... 500 488,640
Apidos CLO XV, Series 2013-15A, Class A1RR,
(LIBOR USD 3 Month + 1.01%), 3.72%,
04/20/31
(a)(b)
.................... 500 489,200
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
3.68%, 10/15/30
(a)(b)
............... 250 246,035
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
3.56%, 05/25/35
(a)
................ 35 30,637
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.35%,
12/10/25
(a)
..................... 300 79,125
Barings CLO Ltd., Series 2015-2A, Class AR,
(LIBOR USD 3 Month + 1.19%), 3.90%,
10/20/30
(a)(b)
.................... 260 255,429
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR USD 1
Month + 1.00%), 4.11%, 05/28/39
(d)
.. 73 59,810
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 4.11%, 02/28/40 ... 96 89,620
Series 2005-E, Class A1, (LIBOR USD 1
Month + 1.00%), 4.11%, 12/28/40 ... 30 29,869
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 5,828
Series 2000-A, Class A3, 7.83%, 06/15/30 37 5,593
Series 2000-A, Class A4, 8.29%, 06/15/30 27 4,286
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (LIBOR USD 1
Month + 0.34%), 3.42%, 05/25/35 ... 11 10,415
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 21 19,707
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 1A4, (LIBOR USD
1 Month + 0.35%), 3.43%, 04/25/37 .. USD 195 $ 187,853
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
3.94%, 10/22/30
(a)(b)
............... 490 481,489
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 3.24%, 10/25/36
(a)
.......... 34 33,022
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 3.96%, 07/20/30
(a)(b)
250 246,382
C-BASS Trust, Series 2006-CB7, Class A4,
(LIBOR USD 1 Month + 0.32%), 3.40%,
10/25/36
(a)
..................... 38 26,336
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 3.28%, 05/25/37 .. 166 121,472
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 3.35%, 05/25/37 .. 75 55,157
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 24 22,633
Series 1997-6, Class M1, 7.21%, 01/15/29 15 14,191
Series 1998-8, Class M1, 6.98%, 09/01/30 92 85,207
Series 1999-5, Class A5, 7.86%, 03/01/30 25 11,207
Series 1999-5, Class A6, 7.50%, 03/01/30 27 11,421
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 5.32%, 11/15/32 ... 14 14,636
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 13,117
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 34,363
Series 2000-5, Class A7, 8.20%, 05/01/31 134 46,376
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (LIBOR USD 1 Month
+ 0.22%), 3.30%, 12/25/25
(a)
......... —
(c)
497
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.02%,
12/25/36
(e)
................... 11 9,299
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
.................. 89 83,572
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
.................. 76 4,904
Series 2007-CB6, Class A4, (LIBOR USD 1
Month + 0.34%), 1.96%, 07/25/37
(a)(b)
. 38 25,822
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.49%, 04/25/36 85 72,703
Series 2006-11, Class 3AV2, (LIBOR USD 1
Month + 0.16%), 3.24%, 09/25/46 ... 1 966
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (LIBOR USD 1
Month + 0.27%), 3.09%, 03/15/34
(a)
.... 8 7,789
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (LIBOR USD 1
Month + 0.90%), 3.98%, 10/25/34
(a)
.... 75 71,512
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 2 2,383
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR
USD 1 Month + 0.30%), 3.12%, 12/15/33 5 5,117
Series 2006-RES, Class 5B1B, (LIBOR USD
1 Month + 0.19%), 3.01%, 05/15/35 .. 2 2,361
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 3.00%, 05/15/35 ... 4 4,248

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-C, Class 2A, (LIBOR USD 1
Month + 0.18%), 3.00%, 05/15/36 ... USD 30 $ 28,775
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 2.97%, 11/15/36 ... 19 17,716
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (LIBOR USD 3 Month + 1.70%),
4.21%, 10/15/30
(a)(b)
............... 250 234,968
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (LIBOR USD 3 Month + 1.12%), 3.63%,
01/15/31
(a)(b)
.................... 800 779,987
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (LIBOR USD
1 Month + 1.05%), 4.13%, 10/25/34 .. 33 29,937
Series 2006-FF16, Class 2A3, (LIBOR USD
1 Month + 0.28%), 3.36%, 12/25/36 .. 560 259,885
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 3.23%, 12/25/36 ... 348 324,291
Series 2006-FFH1, Class M2, (LIBOR USD
1 Month + 0.60%), 3.68%, 01/25/36 .. 95 86,831
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (LIBOR USD 1 Month + 0.28%),
3.36%, 02/25/37
(a)
................ 75 57,149
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 3.91%,
01/22/31
(a)(b)
.................... 250 244,515
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 25 5,300
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 3.28%, 01/25/47 ... 22 11,727
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 6.46%, 02/25/47 ... 40 37,509
Home Equity Asset Trust, Series 2007-1,
Class 2A3, (LIBOR USD 1 Month + 0.30%),
3.38%, 05/25/37
(a)
................ 70 51,079
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
Series 2004-A, Class M2, (LIBOR USD 1
Month + 2.03%), 3.52%, 07/25/34 ... 15 14,560
Series 2007-A, Class 2A2, (LIBOR USD 1
Month + 0.19%), 3.27%, 04/25/37 ... 53 36,525
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(e)
........ 52 6,375
HPS Loan Management Ltd., Series 6A-2015,
Class A1R, (LIBOR USD 3 Month + 1.00%),
3.83%, 02/05/31
(a)(b)
............... 248 242,900
ICG US CLO Ltd., Series 2015-1A, Class A1R,
(LIBOR USD 3 Month + 1.14%), 3.88%,
10/19/28
(a)(b)
.................... 170 167,362
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(e)
....... 13 11,936
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (LIBOR USD 1 Month
+ 0.41%), 3.49%, 05/25/36
(a)
......... 77 75,079
LCM 26 Ltd., Series 26A, Class A1, (LIBOR
USD 3 Month + 1.07%), 3.78%, 01/20/31
(a)(b)
280 273,343
LCM XX LP, Series 20A, Class AR, (LIBOR
USD 3 Month + 1.04%), 3.75%, 10/20/27
(a)(b)
92 90,937
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 39 38,890
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2,
(LIBOR USD 1 Month + 3.25%), 6.33%,
03/25/32
(a)
..................... 10 10,267
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (LIBOR USD 3 Month +
0.95%), 3.69%, 04/19/30
(a)(b)
......... USD 551 $ 542,857
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 4.01%, 07/29/30
(a)(b)
......... 270 266,781
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month + 1.18%),
3.92%, 12/18/30
(a)(b)
............... 250 244,745
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (LIBOR USD 1 Month + 0.26%),
3.34%, 06/25/46
(a)(b)
............... 10 9,009
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (LIBOR USD
1 Month + 0.26%), 3.34%, 08/25/37 .. 35 33,162
Series 2006-RM3, Class A2B, (LIBOR USD
1 Month + 0.18%), 3.26%, 06/25/37 .. 25 5,444
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (LIBOR
USD 1 Month + 0.60%), 3.68%, 12/25/34 155 132,144
Series 2005-HE5, Class M4, (LIBOR USD 1
Month + 0.87%), 3.95%, 09/25/35 ... 92 74,665
MP CLO III Ltd., Series 2013-1A, Class AR,
(LIBOR USD 3 Month + 1.25%), 3.96%,
10/20/30
(a)(b)
.................... 250 245,167
Navient Private Education Loan Trust, Series
2014-AA, Class A2B, (LIBOR USD 1 Month
+ 1.25%), 4.07%, 02/15/29
(a)(b)
........ 25 24,982
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/15/31 16 7,873
Series 2001-D, Class A4, 6.93%, 09/15/31 9 5,279
Series 2002-B, Class M1, 7.62%, 06/15/32 81 78,293
OCP CLO Ltd., Series 2017-14A, Class B,
(LIBOR USD 3 Month + 1.95%), 4.93%,
11/20/30
(a)(b)
.................... 250 232,360
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (LIBOR USD 3 Month
+ 1.02%), 3.76%, 07/17/30
(a)(b)
........ 250 242,956
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (LIBOR USD 3 Month
+ 1.00%), 3.78%, 01/25/31
(a)(b)
........ 250 243,800
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (LIBOR USD 3 Month + 1.04%), 4.00%,
05/23/31
(a)(b)
.................... 225 219,687
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD
1 Month + 0.21%), 3.29%, 03/25/37
(a)
. 90 69,208
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(e)
................... 70 57,298
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(e)
................... 171 143,685
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(e)
................... 88 73,643
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 4.02%, 10/15/37
(a)(b)
... 29 28,567
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(e)
........ 62 52,283
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (LIBOR USD 3 Month + 1.25%),
4.01%, 10/22/30
(a)(b)
............... 383 375,873
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (LIBOR USD 3
Month + 1.13%), 3.87%, 01/17/31 ... 250 245,733

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-1A, Class A1, (LIBOR USD 3
Month + 1.03%), 3.77%, 04/18/31 ... USD 250 $ 244,579
Series 2018-2A, Class A1A, (LIBOR USD 3
Month + 1.10%), 3.84%, 07/16/31 ... 420 408,583
Race Point X CLO Ltd., Series 2016-10A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
3.88%, 07/25/31
(a)(b)
............... 246 240,852
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
3.90%, 10/20/30
(a)(b)
............... 250 244,460
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 3.74%,
04/20/31
(a)(b)
.................... 247 242,849
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%), 3.60%,
01/15/30
(a)(b)
.................... 1,250 1,222,722
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (LIBOR USD 1 Month +
0.21%), 3.29%, 10/25/36
(a)
.......... 100 75,688
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (LIBOR USD 3 Month + 1.11%), 3.89%,
04/25/31
(a)(b)
.................... 250 245,096
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (LIBOR USD 3 Month + 1.24%), 3.95%,
07/20/30
(a)(b)
.................... 210 206,965
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (LIBOR USD 3 Month +
0.33%), 3.62%, 03/15/24
(a)
.......... 33 32,752
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 100 94,433
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (LIBOR USD 1 Month +
0.80%), 3.88%, 01/25/35
(a)
.......... 1 1,123
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 94,224
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (LIBOR USD 3 Month + 1.22%),
3.73%, 10/15/29
(a)(b)
............... 306 301,588
Voya CLO Ltd., Series 2017-4A, Class A1,
(LIBOR USD 3 Month + 1.13%), 3.64%,
10/15/30
(a)(b)
.................... 250 245,782
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (LIBOR USD
1 Month + 0.36%), 3.26%, 09/25/36 .. 126 40,038
Series 2006-HE5, Class 1A, (LIBOR USD 1
Month + 0.16%), 3.24%, 10/25/36 ... 110 87,560
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (LIBOR USD 1 Month + 0.40%),
3.48%, 06/25/37
(a)(b)
............... 78 26,437
Total Asset-Backed Securities — 2.3%
(Cost: $17,775,209) .............................. 16,806,522
Corporate Bonds
Aerospace & Defense — 0.9%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 502 434,752
Boeing Co. (The), 3.95%, 08/01/59 ...... 265 164,631
General Dynamics Corp., 3.63%, 04/01/30 . 177 161,926
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 44 39,459
2.04%, 08/16/28 ................. 218 176,321
4.20%, 05/01/30 ................. 289 255,002
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 240 225,486
2.90%, 12/15/29 ................. 300 253,382
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
1.80%, 01/15/31 ................. USD 982 $ 734,598
Leidos , Inc.
4.38%, 05/15/30 ................. 437 382,992
2.30%, 02/15/31 ................. 241 178,562
Lockheed Martin Corp., 3.60%, 03/01/35 .. 549 468,036
Northrop Grumman Corp., 4.03%, 10/15/47 . 834 662,933
Raytheon Technologies Corp.
3.15%, 12/15/24 ................. 155 150,841
7.20%, 08/15/27 ................. 45 49,161
7.00%, 11/01/28 ................. 360 381,854
4.13%, 11/16/28 ................. 813 759,593
2.25%, 07/01/30 ................. 210 169,712
2.38%, 03/15/32 ................. 17 13,351
3.75%, 11/01/46 ................. 130 97,839
3.03%, 03/15/52 ................. 741 483,423
Textron, Inc., 3.90%, 09/17/29 ......... 698 617,071
6,860,925
Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 1 539
Series 2017-1, Class AA, 3.30%, 01/15/30 76 65,878
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 01/15/23 27 26,415
Series 2015-2, Class B, 4.40%, 09/22/23 196 188,483
Series 2016-1, Class B, 5.25%, 01/15/24 140 133,257
Series 2017-1, Class B, 4.95%, 02/15/25 38 34,216
Series 2015-2, Class AA, 3.60%, 09/22/27 35 31,634
Series 2016-1, Class AA, 3.58%, 01/15/28 93 82,914
Series 2019-1, Class B, 3.85%, 02/15/28 179 144,794
Series 2016-2, Class AA, 3.20%, 06/15/28 65 56,778
Series 2016-3, Class AA, 3.00%, 10/15/28 314 271,416
Series 2017-1, Class AA, 3.65%, 02/15/29 51 44,686
Series 2019-1, Class AA, 3.15%, 02/15/32 186 154,988
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
... 161 122,226
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 405,801
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 53 24,572
Turkish Airlines Pass-Through Trust, Series
2015-1, Class A, 4.20%, 03/15/27
(b)
.... 24 20,046
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 9 8,114
Series 2020-1, Class B, 4.88%, 01/15/26 107 100,365
Series 2014-1, Class A, 4.00%, 04/11/26 123 112,544
Series 2020-1, Class A, 5.88%, 10/15/27 651 627,714
Series 2015-1, Class AA, 3.45%, 12/01/27 33 28,763
Series 2019-2, Class B, 3.50%, 05/01/28 123 101,451
Series 2016-1, Class AA, 3.10%, 07/07/28 10 8,735
Series 2016-2, Class AA, 2.88%, 10/07/28 68 58,637
Series 2018-1, Class AA, 3.50%, 03/01/30 32 28,386
Series 2019-2, Class AA, 2.70%, 05/01/32 118 94,435
2,977,787
Automobiles — 0.2%
Ford Motor Co., 3.25%, 02/12/32 ....... 44 31,694
General Motors Co., 5.40%, 10/15/29 .... 487 449,037
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
.. 1,159 938,997
1,419,728
Banks — 4.1%
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(f)
.......... 200 162,787
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(g)
......... 200 162,288

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23 .................... USD 245 $ 243,699
(LIBOR USD 3 Month + 0.78%), 3.55%,
03/05/24 .................... 139 137,906
(SOFR + 0.91%), 0.98%, 09/25/25 ..... 25 22,746
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 1,642 1,537,378
Series N, (SOFR + 0.91%), 1.66%,
03/11/27 .................... 547 473,974
(SOFR + 0.96%), 1.73%, 07/22/27 ..... 1,376 1,180,510
(SOFR + 1.05%), 2.55%, 02/04/28 ..... 7 6,091
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28 .................... 875 796,196
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29 .................... 541 493,281
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30 .................... 553 492,248
(SOFR + 1.22%), 2.30%, 07/21/32 ..... 981 733,135
(SOFR + 1.21%), 2.57%, 10/20/32 ..... 209 159,849
(SOFR + 1.33%), 2.97%, 02/04/33 ..... 2,799 2,188,121
(SOFR + 1.83%), 4.57%, 04/27/33 ..... 2,352 2,106,655
(SOFR + 2.16%), 5.02%, 07/22/33 ..... 2,065 1,915,603
Barclays plc
4.38%, 01/12/26 ................. 476 448,723
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
5.30%, 08/09/26
(a)
.............. 510 489,967
Citigroup, Inc.
(a)
(SOFR + 0.69%), 2.01%, 01/25/26 ..... 679 623,958
(SOFR + 1.28%), 3.07%, 02/24/28 ..... 1,366 1,217,448
(LIBOR USD 3 Month + 1.34%), 3.98%,
03/20/30 .................... 386 342,532
(SOFR + 1.42%), 2.98%, 11/05/30 ..... 1,491 1,225,105
(SOFR + 3.91%), 4.41%, 03/31/31 ..... 556 498,804
(SOFR + 1.94%), 3.79%, 03/17/33 ..... 394 330,273
(SOFR + 2.09%), 4.91%, 05/24/33 ..... 329 302,678
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 263 260,566
5.38%, 01/12/24
(g)
................ 200 198,876
5.38%, 01/12/24
(b)
................ 200 198,876
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 200 143,875
HSBC Holdings plc
(a)
(SOFR + 1.10%), 2.25%, 11/22/27 ..... 447 375,564
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 .................... 331 295,048
ING Groep NV, 4.63%, 01/06/26
(b)
....... 202 194,282
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27 .................... 988 932,260
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 .................... 347 318,141
(SOFR + 1.17%), 2.95%, 02/24/28 ..... 2,588 2,288,362
(SOFR + 1.56%), 4.32%, 04/26/28 ..... 1,000 937,104
(SOFR + 1.75%), 4.57%, 06/14/30 ..... 692 637,698
(SOFR + 1.26%), 2.96%, 01/25/33 ..... 1,049 824,603
(SOFR + 2.08%), 4.91%, 07/25/33 ..... 696 641,820
(SOFR + 2.58%), 5.72%, 09/14/33 ..... 515 487,007
(LIBOR USD 3 Month + 1.46%), 4.03%,
07/24/48 .................... 2 1,518
Mitsubishi UFJ Financial Group, Inc., (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.55%), 5.06%, 09/12/25
(a)
576 569,944
Security
Par (000)
Par (000) Value
Banks (continued)
Mizuho Financial Group, Inc., (SOFR + 1.36%),
2.56%, 09/13/25
(a)
............... USD 362 $ 340,067
NBK Tier 1 Ltd., (USD Constant Maturity 6 Year
+ 2.88%), 3.63%
(a)(b)(f)
............. 200 170,287
Santander UK Group Holdings plc, (US
Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.25%), 1.53%, 08/21/26
(a)
240 208,084
Washington Mutual Escrow Bonds
(d)(h)( i )
0.00%, 11/06/09 ................. 300 3,000
0.00%, 09/19/17
(j)
................ 250 —
0.00%, 09/29/17 ................. 500 —
Wells Fargo & Co.
(a)
(SOFR + 1.50%), 3.35%, 03/02/33 ..... 215 174,358
(SOFR + 2.10%), 4.90%, 07/25/33 ..... 1,428 1,316,521
29,809,816
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 599 539,844
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 654 637,100
4.44%, 10/06/48 ................. 72 58,408
1,235,352
Biotechnology — 0.5%
AbbVie, Inc.
2.30%, 11/21/22 ................. 197 196,523
4.55%, 03/15/35 ................. 591 530,181
4.50%, 05/14/35 ................. 500 444,824
4.85%, 06/15/44 ................. 121 105,038
4.70%, 05/14/45 ................. 342 289,270
4.88%, 11/14/48 ................. 188 165,302
4.25%, 11/21/49 ................. 333 267,322
Amgen, Inc.
4.05%, 08/18/29 ................. 735 676,338
4.40%, 05/01/45 ................. 472 385,354
Biogen, Inc.
2.25%, 05/01/30 ................. 393 309,475
3.15%, 05/01/50 ................. 135 86,977
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 356 235,086
2.80%, 10/01/50 ................. 440 271,729
3,963,419
Building Products — 0.0%
Masonite International Corp., 5.38%, 02/01/28
(b)
36 31,843
Owens Corning, 3.95%, 08/15/29 ....... 41 36,694
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 35 30,972
4.75%, 01/15/28 ................. 15 12,673
112,182
Capital Markets — 3.2%
Credit Suisse AG, 3.63%, 09/09/24 ...... 263 250,992
Deutsche Bank AG, (SOFR + 1.13%), 1.45%,
04/01/25
(a)
.................... 584 537,288
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 643 523,977
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 0.63%, 11/17/23
(a)
.... 1,052 1,045,635
(SOFR + 0.51%), 0.66%, 09/10/24
(a)
... 435 414,078
3.50%, 04/01/25 ................. 3,002 2,867,519
(LIBOR USD 3 Month + 1.17%), 4.08%,
05/15/26
(a)
................... 300 297,643
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 213 183,118
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
.... 1,780 1,544,398
(SOFR + 1.85%), 3.62%, 03/15/28
(a)
... 794 722,580
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 2 1,818

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
... USD 316 $ 244,940
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
... 105 79,169
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
... 1,053 807,090
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
... 4,753 3,775,092
Intercontinental Exchange, Inc.
3.75%, 09/21/28 ................. 116 106,629
2.10%, 06/15/30 ................. 45 35,945
1.85%, 09/15/32 ................. 216 159,145
4.60%, 03/15/33 ................. 169 157,408
Moody's Corp.
3.25%, 01/15/28 ................. 225 203,407
4.25%, 08/08/32 ................. 284 257,375
3.25%, 05/20/50 ................. 101 68,443
3.10%, 11/29/61 ................. 316 192,544
Morgan Stanley
(a)
(SOFR + 0.47%), 0.56%, 11/10/23 ..... 261 259,568
(SOFR + 0.46%), 0.53%, 01/25/24 ..... 799 785,978
(SOFR + 0.62%), 0.73%, 04/05/24 ..... 372 363,020
(SOFR + 0.86%), 1.51%, 07/20/27 ..... 338 287,870
(SOFR + 1.00%), 2.48%, 01/21/28 ..... 1,722 1,505,028
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30 .................... 626 575,457
(SOFR + 1.14%), 2.70%, 01/22/31 ..... 1,655 1,341,825
(SOFR + 1.03%), 1.79%, 02/13/32 ..... 256 187,090
(SOFR + 1.02%), 1.93%, 04/28/32 ..... 56 40,883
(SOFR + 1.18%), 2.24%, 07/21/32 ..... 1,535 1,153,119
(SOFR + 1.20%), 2.51%, 10/20/32 ..... 1,606 1,227,348
(SOFR + 2.08%), 4.89%, 07/20/33 ..... 174 161,222
Nomura Holdings, Inc., 2.61%, 07/14/31 ... 343 254,330
S&P Global, Inc., 4.75%, 08/01/28
(b)
..... 327 319,146
22,938,117
Chemicals — 0.2%
Celanese US Holdings LLC, 5.90%, 07/05/24 586 577,878
Ecolab, Inc., 2.75%, 08/18/55 ......... 234 144,723
LYB International Finance III LLC, 4.20%,
05/01/50 ..................... 255 183,085
Orbia Advance Corp. SAB de CV, 5.88%,
09/17/44
(g)
.................... 200 154,660
Sasol Financing USA LLC, 5.50%, 03/18/31 . 200 149,600
Sherwin-Williams Co. (The), 2.30%, 05/15/30 210 167,733
Westlake Corp., 3.38%, 08/15/61 ....... 216 124,886
1,502,565
Commercial Services & Supplies — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 83 73,929
Atento Luxco 1 SA, 8.00%, 02/10/26
(b)
.... 36 14,940
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
16 15,446
RELX Capital, Inc.
4.00%, 03/18/29 ................. 666 611,623
3.00%, 05/22/30 ................. 507 427,740
Republic Services, Inc., 3.95%, 05/15/28 .. 195 182,472
Waste Management, Inc., 1.15%, 03/15/28 . 370 303,400
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 37 32,506
1,662,056
Communications Equipment — 0.3%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 156 115,090
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 623 573,692
2.75%, 05/24/31 ................. 1,320 1,007,417
5.60%, 06/01/32 ................. 277 264,810
5.50%, 09/01/44 ................. 287 243,949
2,204,958
Security
Par (000)
Par (000) Value
Consumer Finance — 0.3%
Capital One Financial Corp.
(a)
(SOFR + 2.06%), 4.93%, 05/10/28 ..... USD 129 $ 122,903
(SOFR + 1.79%), 3.27%, 03/01/30 ..... 150 125,420
Discover Financial Services, 4.10%, 02/09/27 136 125,042
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 66 65,521
4.00%, 01/15/25 ................. 261 250,739
2.40%, 10/15/28 ................. 143 113,016
2.70%, 06/10/31 ................. 709 520,466
3.10%, 01/12/32 ................. 975 735,376
Navient Corp.
5.88%, 10/25/24 ................. 37 35,060
6.75%, 06/25/25 ................. 38 35,574
6.75%, 06/15/26 ................. 37 33,585
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(g)
.................... 200 193,500
Synchrony Financial, 3.70%, 08/04/26 .... 11 10,053
2,366,255
Containers & Packaging — 0.0%
International Paper Co., 6.00%, 11/15/41 .. 112 106,823
Diversified Financial Services — 0.1%
ORIX Corp., 4.00%, 04/13/32 ......... 30 26,371
Shell International Finance BV, 3.88%, 11/13/28 487 455,307
481,678
Diversified Telecommunication Services — 1.3%
AT&T, Inc.
0.00%, 11/27/22
(b)(j)
............... 1,000 994,012
4.35%, 03/01/29 ................. 278 259,905
4.30%, 02/15/30 ................. 427 390,138
2.55%, 12/01/33 ................. 305 225,805
4.50%, 05/15/35 ................. 2,096 1,815,290
3.55%, 09/15/55 ................. 979 643,042
3.80%, 12/01/57 ................. 533 360,065
3.65%, 09/15/59 ................. 277 179,468
CCO Holdings LLC
(b)
5.38%, 06/01/29 ................. 92 80,529
4.75%, 03/01/30 ................. 106 85,993
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
.. 15 12,414
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 234 184,860
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK),
07/27/25
(k)
.................... 49 14,057
Verizon Communications, Inc.
3.15%, 03/22/30 ................. 793 674,515
1.50%, 09/18/30 ................. 1,178 885,557
1.68%, 10/30/30 ................. 352 263,800
7.75%, 12/01/30 ................. 250 282,651
2.55%, 03/21/31 ................. 414 330,549
2.36%, 03/15/32 ................. 882 676,341
4.40%, 11/01/34 ................. 294 258,759
2.65%, 11/20/40 ................. 512 333,699
2.85%, 09/03/41 ................. 236 157,355
3.85%, 11/01/42 ................. 162 124,184
2.88%, 11/20/50 ................. 569 347,949
3.00%, 11/20/60 ................. 116 67,373
3.70%, 03/22/61 ................. 158 107,263
9,755,573
Electric Utilities — 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 410 378,397
Series G, 4.15%, 05/01/49 .......... 235 178,105
Series H, 3.45%, 01/15/50 .......... 91 61,781
3.45%, 05/15/51 ................. 100 68,452

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. USD 155 $ 117,255
3.15%, 09/15/49 ................. 222 150,538
Series M, 3.65%, 04/01/50 .......... 232 170,606
Series N, 2.75%, 08/15/51 .......... 297 185,567
Alabama Power Co., 3.45%, 10/01/49 .... 353 250,000
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 521 409,000
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 153 112,682
3.75%, 08/15/47 ................. 166 128,219
4.25%, 09/15/48 ................. 105 87,246
3.20%, 09/15/49 ................. 125 86,239
2.90%, 06/15/50 ................. 221 143,485
4.55%, 06/01/52 ................. 107 91,809
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 120 97,902
3.95%, 03/01/48 ................. 85 67,906
Series AD, 2.90%, 07/01/50 ......... 157 103,407
Series AF, 3.35%, 04/01/51 ......... 138 98,935
Series AH, 3.60%, 03/01/52 ......... 119 88,984
Commonwealth Edison Co.
4.00%, 03/01/49 ................. 232 184,629
Series 127, 3.20%, 11/15/49 ......... 180 124,613
Series 131, 2.75%, 09/01/51 ......... 111 69,830
DTE Electric Co., 3.95%, 03/01/49 ...... 623 499,576
Duke Energy Carolinas LLC
3.88%, 03/15/46 ................. 32 24,939
3.70%, 12/01/47 ................. 343 256,081
3.95%, 03/15/48 ................. 155 121,939
3.20%, 08/15/49 ................. 131 90,107
3.45%, 04/15/51 ................. 114 81,404
Duke Energy Corp., 4.30%, 03/15/28 ..... 190 178,851
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 550 464,859
1.75%, 06/15/30 ................. 316 246,321
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 527 477,829
2.50%, 08/15/50 ................. 250 147,951
Entergy Arkansas LLC, 3.35%, 06/15/52 ... 117 79,841
Entergy Louisiana LLC, 4.20%, 09/01/48 .. 325 261,287
Exelon Corp.
5.10%, 06/15/45 ................. 35 31,177
4.45%, 04/15/46 ................. 139 113,458
4.70%, 04/15/50 ................. 180 150,533
4.10%, 03/15/52
(b)
................ 17 13,116
FirstEnergy Corp.
2.05%, 03/01/25 ................. 52 47,875
Series B, 4.40%, 07/15/27
(e)
......... 349 323,830
Series C, 5.35%, 07/15/47
(e)
......... 43 36,292
Series C, 3.40%, 03/01/50 .......... 192 125,760
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 666 642,135
4.55%, 04/01/49 ................. 642 501,455
Florida Power & Light Co.
3.95%, 03/01/48 ................. 470 377,831
3.15%, 10/01/49 ................. 468 329,660
2.88%, 12/04/51 ................. 135 88,981
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
.................... 115 72,461
Genneia SA, 8.75%, 09/02/27
(b)
........ 18 16,947
MidAmerican Energy Co.
3.10%, 05/01/27 ................. 70 64,847
3.65%, 04/15/29 ................. 285 262,780
4.25%, 07/15/49 ................. 131 109,008
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.15%, 04/15/50 ................. USD 431 $ 293,019
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 22 20,376
Northern States Power Co.
3.60%, 05/15/46 ................. 27 20,792
2.90%, 03/01/50 ................. 221 147,667
2.60%, 06/01/51 ................. 123 76,483
3.20%, 04/01/52 ................. 50 34,743
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 842 689,301
5.75%, 01/15/28 ................. 59 54,450
5.25%, 06/15/29
(b)
................ 53 46,375
NSTAR Electric Co., 3.95%, 04/01/30 .... 38 35,339
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 122 91,736
4.15%, 04/01/48 ................. 52 41,633
4.00%, 06/01/49 ................. 27 20,736
Series R, 2.90%, 10/01/51 .......... 191 119,373
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 ................. 183 156,943
4.55%, 09/15/32
(b)
................ 160 153,903
3.80%, 09/30/47 ................. 101 80,012
4.10%, 11/15/48 ................. 83 68,425
3.80%, 06/01/49 ................. 89 69,883
Pacific Gas & Electric Co., 3.95%, 12/01/47 . 150 95,270
PECO Energy Co.
3.05%, 03/15/51 ................. 231 155,714
2.85%, 09/15/51 ................. 115 74,025
4.38%, 08/15/52 ................. 25 21,210
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 210 193,809
2.05%, 08/01/50 ................. 85 46,102
Southern California Edison Co.
2.25%, 06/01/30 ................. 445 352,526
Series G, 2.50%, 06/01/31 .......... 227 179,211
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 339 231,276
Tampa Electric Co.
4.30%, 06/15/48 ................. 30 24,991
4.45%, 06/15/49 ................. 175 147,456
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 700 672,065
Virginia Electric & Power Co.
Series A, 6.00%, 05/15/37 .......... 66 66,565
4.00%, 01/15/43 ................. 247 193,864
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 72 66,780
5.63%, 02/15/27 ................. 93 87,071
5.00%, 07/31/27 ................. 93 84,002
4.30%, 07/15/29 ................. 682 581,127
Wisconsin Power & Light Co., 3.95%, 09/01/32 50 45,180
15,234,151
Electrical Equipment — 0.0%
Eaton Corp., 4.70%, 08/23/52 ......... 49 43,038
Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24
(g)
.... 207 86,940
Entertainment — 0.1%
Electronic Arts, Inc., 1.85%, 02/15/31 ..... 174 134,117
TWDC Enterprises 18 Corp., 3.00%, 07/30/46 382 259,925
Walt Disney Co. (The), 2.75%, 09/01/49 ... 122 77,404
471,446

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 1.5%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 ................. USD 103 $ 72,392
2.95%, 03/15/34 ................. 213 164,687
American Tower Corp.
3.95%, 03/15/29 ................. 340 303,258
3.80%, 08/15/29 ................. 1,098 963,190
2.90%, 01/15/30 ................. 158 129,877
2.10%, 06/15/30 ................. 102 78,131
Crown Castle, Inc.
3.15%, 07/15/23 ................. 66 65,108
3.80%, 02/15/28 ................. 238 215,346
3.10%, 11/15/29 ................. 769 646,265
3.30%, 07/01/30 ................. 346 289,717
2.25%, 01/15/31 ................. 208 158,828
2.10%, 04/01/31 ................. 640 479,647
Digital Dutch Finco BV
(g)
1.50%, 03/15/30 ................. EUR 315 236,198
1.00%, 01/15/32 ................. 180 120,168
Duke Realty LP, 1.75%, 02/01/31 ....... USD 518 395,922
Equinix , Inc.
3.20%, 11/18/29 ................. 412 348,296
2.15%, 07/15/30 ................. 415 318,165
2.50%, 05/15/31 ................. 396 305,079
3.90%, 04/15/32 ................. 1,205 1,023,608
GLP Capital LP
4.00%, 01/15/30 ................. 975 814,261
4.00%, 01/15/31 ................. 80 65,393
3.25%, 01/15/32 ................. 1,141 857,714
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................ 111 88,965
Kimco Realty Corp., 4.60%, 02/01/33 ..... 80 72,233
MPT Operating Partnership LP, 5.25%,
08/01/26 ..................... 7 6,410
National Retail Properties, Inc.
3.50%, 04/15/51 ................. 254 170,131
3.00%, 04/15/52 ................. 135 81,419
Prologis LP, 2.25%, 04/15/30 .......... 54 44,108
Realty Income Corp., 3.25%, 01/15/31 .... 174 148,480
RHP Hotel Properties LP, 4.75%, 10/15/27 . 61 53,070
Service Properties Trust, 4.35%, 10/01/24 .. 37 32,755
VICI Properties LP
5.63%, 05/01/24
(b)
................ 159 156,257
4.50%, 09/01/26
(b)
................ 44 40,182
4.25%, 12/01/26
(b)
................ 32 28,883
5.75%, 02/01/27
(b)
................ 71 66,902
3.75%, 02/15/27
(b)
................ 128 112,110
4.75%, 02/15/28 ................. 355 326,426
4.63%, 12/01/29
(b)
................ 611 530,067
4.95%, 02/15/30 ................. 751 678,690
WP Carey, Inc.
2.40%, 02/01/31 ................. 283 217,205
2.45%, 02/01/32 ................. 150 111,937
11,017,480
Food & Staples Retailing — 0.0%
(b)
Albertsons Cos., Inc.
5.88%, 02/15/28 ................. 68 62,730
4.88%, 02/15/30 ................. 15 12,690
Performance Food Group, Inc., 5.50%,
10/15/27 ..................... 79 71,798
147,218
Food Products — 0.0%
(b)
BRF GmbH, 4.35%, 09/29/26 ......... 200 177,475
Post Holdings, Inc.
5.63%, 01/15/28 ................. 72 65,716
Security
Par (000)
Par (000) Value
Food Products (continued)
5.50%, 12/15/29 ................. USD 57 $ 49,276
292,467
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 91 73,308
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 93 71,551
ONE Gas, Inc., 2.00%, 05/15/30 ........ 80 63,025
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ..................... 175 137,967
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 154,913
500,764
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 452 362,364
Medtronic Global Holdings SCA, 1.75%,
07/02/49 ..................... EUR 100 61,871
424,235
Health Care Providers & Services — 0.8%
Aetna, Inc.
4.13%, 11/15/42 ................. USD 51 39,183
4.75%, 03/15/44 ................. 10 8,281
Cigna Corp.
3.40%, 03/01/27 ................. 293 269,320
3.88%, 10/15/47 ................. 308 225,733
3.40%, 03/15/51 ................. 4 2,727
CVS Health Corp.
3.75%, 04/01/30 ................. 815 724,735
5.13%, 07/20/45 ................. 501 438,706
5.05%, 03/25/48 ................. 101 88,947
4.25%, 04/01/50 ................. 23 18,001
Elevance Health, Inc., 3.60%, 03/15/51 ... 79 56,311
HCA, Inc.
5.25%, 04/15/25 ................. 82 80,320
3.38%, 03/15/29
(b)
................ 226 191,522
3.50%, 09/01/30 ................. 950 784,434
2.38%, 07/15/31 ................. 1,424 1,053,369
3.63%, 03/15/32
(b)
................ 188 152,099
3.50%, 07/15/51 ................. 985 609,882
Humana, Inc., 4.88%, 04/01/30 ........ 191 183,201
Select Medical Corp., 6.25%, 08/15/26
(b)
... 41 38,578
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 ................. 148 137,532
5.13%, 11/01/27 ................. 23 20,638
4.38%, 01/15/30 ................. 163 136,056
UnitedHealth Group, Inc.
4.63%, 11/15/41 ................. 257 229,199
4.20%, 01/15/47 ................. 241 199,214
5,687,988
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 3.88%, 01/15/28
(b)
..... 11 9,572
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
48 36,676
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 47 45,211
5.38%, 04/15/27 ................. 73 67,809
5.25%, 07/15/29 ................. 73 62,641
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 88 81,430
4.75%, 01/15/28 ................. 44 38,063
Grupo Posadas SAB de CV, 2.00%, 12/30/27
(e)
(g)
......................... 33 22,782
MGM Resorts International
5.75%, 06/15/25 ................. 10 9,557
4.63%, 09/01/26 ................. 6 5,306
5.50%, 04/15/27 ................. 10 8,985

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 ................. USD 162 $ 151,673
5.25%, 05/15/27 ................. 81 71,296
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
67 54,149
665,150
Household Durables — 0.0%
(b)
Brookfield Residential Properties, Inc., 6.25%,
09/15/27 ..................... 87 73,031
Mattamy Group Corp., 5.25%, 12/15/27 ... 7 5,802
78,833
Insurance — 0.3%
Ambac Assurance Corp., 5.10%
(b)(f)
...... 15 15,068
American International Group, Inc.
4.75%, 04/01/48 ................. 180 154,340
4.38%, 06/30/50 ................. 196 156,844
Aon Corp.
4.50%, 12/15/28 ................. 486 458,321
3.75%, 05/02/29 ................. 440 395,764
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 58 44,313
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................ 40 28,636
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26 ................. EUR 160 142,667
2.25%, 11/15/30 ................. USD 492 390,384
1,786,337
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.50%, 06/03/50 ................. 575 358,992
3.95%, 04/13/52 ................. 145 118,931
477,923
IT Services — 0.5%
Fidelity National Information Services, Inc.,
1.00%, 12/03/28 ................ EUR 200 160,679
Fiserv, Inc., 3.50%, 07/01/29 .......... USD 265 230,560
Global Payments, Inc.
1.20%, 03/01/26 ................. 593 510,363
4.80%, 04/01/26 ................. 84 81,099
4.95%, 08/15/27 ................. 666 634,525
3.20%, 08/15/29 ................. 685 570,758
2.90%, 05/15/30 ................. 809 644,874
5.95%, 08/15/52 ................. 160 140,966
International Business Machines Corp.
4.70%, 02/19/46 ................. 285 245,394
3.43%, 02/09/52 ................. 208 142,011
3,361,229
Leisure Products — 0.0%
Hasbro, Inc., 3.90%, 11/19/29 ......... 115 100,581
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 99 91,095
2.75%, 09/15/29 ................. 133 111,727
2.10%, 06/04/30 ................. 295 231,306
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 7 6,096
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 197 155,291
595,515
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 792 780,104
Media — 0.9%
Charter Communications Operating LLC
4.40%, 04/01/33 ................. 276 228,546
Security
Par (000)
Par (000) Value
Media (continued)
6.48%, 10/23/45 ................. USD 950 $ 836,558
5.38%, 05/01/47 ................. 229 177,139
5.75%, 04/01/48 ................. 117 94,432
3.70%, 04/01/51 ................. 828 501,809
3.90%, 06/01/52 ................. 735 455,047
6.83%, 10/23/55 ................. 235 213,964
3.85%, 04/01/61 ................. 27 15,763
4.40%, 12/01/61 ................. 202 128,689
3.95%, 06/30/62 ................. 803 476,173
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 92 77,716
Comcast Corp.
2.65%, 02/01/30 ................. 1,089 912,905
4.20%, 08/15/34 ................. 853 747,179
3.97%, 11/01/47 ................. 302 230,911
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 268 256,552
2.95%, 10/01/50 ................. 279 165,921
Discovery Communications LLC, 1.90%,
03/19/27 ..................... EUR 413 344,048
iHeartCommunications , Inc.
(b)
5.25%, 08/15/27 ................. USD 54 46,129
4.75%, 01/15/28 ................. 7 5,835
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... 176 160,874
Lamar Media Corp., 3.75%, 02/15/28 ..... 9 7,862
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 85 78,141
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 97 84,734
4.63%, 03/15/30 ................. 7 5,454
Paramount Global
4.85%, 07/01/42 ................. 108 78,932
4.38%, 03/15/43 ................. 122 81,294
5.85%, 09/01/43 ................. 134 106,826
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
... 90 80,953
TEGNA, Inc.
4.63%, 03/15/28 ................. 15 13,849
5.00%, 09/15/29 ................. 17 15,649
6,629,884
Metals & Mining — 0.5%
Anglo American Capital plc
(b)
4.50%, 03/15/28 ................. 354 325,193
5.63%, 04/01/30 ................. 1,175 1,116,103
2.63%, 09/10/30 ................. 317 241,772
Commercial Metals Co., 4.38%, 03/15/32 .. 146 115,340
Glencore Funding LLC
(b)
1.63%, 04/27/26 ................. 225 194,545
2.50%, 09/01/30 ................. 573 438,189
2.85%, 04/27/31 ................. 173 133,850
Newmont Corp.
2.80%, 10/01/29 ................. 225 186,258
2.60%, 07/15/32 ................. 180 137,240
Nucor Corp.
3.95%, 05/01/28 ................. 164 150,829
2.70%, 06/01/30 ................. 119 97,757
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
.................... 200 135,500
3,272,576
Multi-Utilities — 0.1%
Ameren Illinois Co.
3.80%, 05/15/28 ................. 73 67,979
3.25%, 03/15/50 ................. 159 110,248
Consumers Energy Co.
3.25%, 08/15/46 ................. 91 65,997

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.75%, 02/15/50 ................. USD 487 $ 375,125
4.20%, 09/01/52 ................. 110 91,209
710,558
Oil, Gas & Consumable Fuels — 3.1%
Buckeye Partners LP, 3.95%, 12/01/26 .... 9 7,850
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 655 515,152
3.40%, 01/15/38 ................. 616 489,488
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 ................. 484 492,253
5.88%, 03/31/25 ................. 1,332 1,337,328
5.13%, 06/30/27 ................. 930 900,440
3.70%, 11/15/29 ................. 46 39,892
2.74%, 12/31/39 ................. 320 230,793
CrownRock LP, 5.63%, 10/15/25
(b)
...... 39 37,337
Devon Energy Corp.
8.25%, 08/01/23 ................. 114 116,679
5.85%, 12/15/25 ................. 26 26,226
5.25%, 10/15/27 ................. 114 114,217
5.88%, 06/15/28 ................. 17 16,970
4.50%, 01/15/30 ................. 166 151,095
4.75%, 05/15/42 ................. 555 451,949
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 200 184,446
3.50%, 12/01/29 ................. 2,804 2,420,239
3.13%, 03/24/31 ................. 751 609,160
4.40%, 03/24/51 ................. 762 574,005
4.25%, 03/15/52 ................. 263 191,999
Energy Transfer LP
3.60%, 02/01/23 ................. 1,323 1,317,363
3.90%, 05/15/24
(e)
................ 879 856,985
5.95%, 12/01/25 ................. 217 217,710
6.50%, 02/01/42 ................. 197 183,332
5.30%, 04/15/47 ................. 122 97,326
6.25%, 04/15/49 ................. 250 221,782
5.00%, 05/15/50 ................. 554 433,005
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 1 930
2.80%, 01/31/30 ................. 230 192,071
5.95%, 02/01/41 ................. 114 109,087
3.20%, 02/15/52 ................. 24 15,318
3.30%, 02/15/53 ................. 145 94,332
EQT Corp., 5.70%, 04/01/28 .......... 85 83,330
Hess Corp., 7.13%, 03/15/33 .......... 61 63,780
Kinder Morgan Energy Partners LP, 4.70%,
11/01/42 ..................... 486 379,545
Kinder Morgan, Inc.
5.30%, 12/01/34 ................. 13 11,743
5.45%, 08/01/52 ................. 280 242,572
Marathon Petroleum Corp.
5.85%, 12/15/45 ................. 65 55,983
5.00%, 09/15/54 ................. 20 16,082
Matador Resources Co., 5.88%, 09/15/26 .. 16 15,435
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 230 214,150
3.25%, 07/15/31 ................. 999 782,256
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 710 659,486
Sabine Pass Liquefaction LLC
5.63%, 04/15/23
(e)
................ 184 184,097
5.75%, 05/15/24 ................. 888 891,251
5.63%, 03/01/25 ................. 2,556 2,553,476
5.88%, 06/30/26 ................. 172 172,134
SCC Power plc
(b)(k)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 .................... 2 667
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 .................... USD 45 $ 3,258
Suncor Energy, Inc., 6.80%, 05/15/38 .... 96 97,004
Sunoco LP, 4.50%, 04/30/30 .......... 95 77,663
Targa Resources Corp., 6.25%, 07/01/52 .. 149 135,358
Targa Resources Partners LP, 5.00%, 01/15/28 932 862,132
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 710 637,157
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 408 433,343
4.00%, 03/15/28 ................. 895 820,873
3.95%, 05/15/50 ................. 130 96,002
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 273 181,658
22,317,194
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 8.88%, 05/15/31 .... 83 101,043
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... 90 64,406
165,449
Pharmaceuticals — 0.2%
Pfizer, Inc., 1.75%, 08/18/31 .......... 443 345,726
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 335 324,290
2.05%, 03/31/30 ................. 1,000 790,485
Wyeth LLC, 6.50%, 02/01/34 .......... 26 28,617
1,489,118
Real Estate Management & Development — 0.0%
(g)
Agile Group Holdings Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 11.25%), 8.38%
(a)(f)
............. 200 42,000
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/23
(h)(i)
................... 200 17,000
Modern Land China Co. Ltd., 9.80%, 04/11/23
(h)
(i)
......................... 200 31,000
Powerlong Real Estate Holdings Ltd., 7.13%,
01/15/24 ..................... 200 32,000
Redsun Properties Group Ltd., 7.30%,
01/13/25
(h)(i)
................... 200 12,413
RKPF Overseas Ltd., 5.20%, 01/12/26 .... 200 74,000
Yango Justice International Ltd., 8.25%,
11/25/23
(h)(i)
................... 200 10,000
Yuzhou Group Holdings Co. Ltd., 6.00%,
10/25/23
(h)(i)
................... 200 12,500
230,913
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 ................. 90 82,204
3.30%, 09/15/51 ................. 398 283,417
4.45%, 01/15/53 ................. 145 125,665
CSX Corp.
4.30%, 03/01/48 ................. 296 243,817
2.50%, 05/15/51 ................. 141 84,393
4.50%, 11/15/52 ................. 11 9,239
4.25%, 11/01/66 ................. 169 128,440
4.65%, 03/01/68 ................. 19 15,337
Norfolk Southern Corp.
3.00%, 03/15/32 ................. 499 417,245
4.15%, 02/28/48 ................. 75 59,985
3.05%, 05/15/50 ................. 326 212,450
2.90%, 08/25/51 ................. 111 70,301
4.55%, 06/01/53 ................. 130 110,201
3.16%, 05/15/55 ................. 265 169,381
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 552 526,103

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Road & Rail (continued)
1.70%, 06/15/26 ................. USD 376 $ 323,359
Simpar Europe SA, 5.20%, 01/26/31
(b)
.... 200 139,800
Union Pacific Corp.
3.84%, 03/20/60 ................. 550 408,399
2.97%, 09/16/62 ................. 112 67,802
4.10%, 09/15/67 ................. 126 95,144
3.75%, 02/05/70 ................. 143 99,956
3.80%, 04/06/71 ................. 116 81,627
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 83 78,660
3,832,925
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc., 2.75%, 06/01/50 ... 154 100,229
Broadcom, Inc.
4.15%, 11/15/30 ................. 158 136,756
4.15%, 04/15/32
(b)
................ 445 372,175
2.60%, 02/15/33
(b)
................ 200 142,844
3.42%, 04/15/33
(b)
................ 207 157,986
3.47%, 04/15/34
(b)
................ 505 378,878
4.93%, 05/15/37
(b)
................ 1,576 1,299,525
Intel Corp.
3.73%, 12/08/47 ................. 398 295,670
3.25%, 11/15/49 ................. 248 164,248
3.05%, 08/12/51 ................. 113 72,543
KLA Corp.
3.30%, 03/01/50 ................. 701 492,391
5.25%, 07/15/62 ................. 433 397,952
Lam Research Corp., 2.88%, 06/15/50 .... 411 267,978
Micron Technology, Inc., 2.70%, 04/15/32 .. 152 110,613
NXP BV
4.30%, 06/18/29 ................. 1,182 1,063,430
3.40%, 05/01/30 ................. 238 199,273
2.50%, 05/11/31 ................. 1,507 1,127,236
QUALCOMM, Inc., 4.50%, 05/20/52 ..... 203 174,091
6,953,818
Software — 0.8%
Autodesk, Inc., 2.40%, 12/15/31 ........ 414 322,012
Microsoft Corp., 2.92%, 03/17/52 ....... 287 202,420
Oracle Corp.
3.85%, 07/15/36 ................. 354 264,899
6.13%, 07/08/39 ................. 350 320,675
3.60%, 04/01/40 ................. 656 445,233
3.65%, 03/25/41 ................. 1,734 1,178,121
4.00%, 07/15/46 ................. 238 160,845
4.00%, 11/15/47 ................. 618 414,091
3.60%, 04/01/50 ................. 1,051 657,613
3.95%, 03/25/51 ................. 298 197,635
4.38%, 05/15/55 ................. 133 91,033
Roper Technologies, Inc., 2.95%, 09/15/29 . 14 11,786
Salesforce, Inc., 3.05%, 07/15/61 ....... 357 222,769
ServiceNow, Inc., 1.40%, 09/01/30 ...... 565 415,987
VMware, Inc.
1.80%, 08/15/28 ................. 226 179,168
2.20%, 08/15/31 ................. 601 437,447
Workday, Inc., 3.80%, 04/01/32 ........ 15 13,020
5,534,754
Specialty Retail — 0.1%
Lowe's Cos., Inc.
3.65%, 04/05/29 ................. 138 124,364
4.50%, 04/15/30 ................. 729 681,515
4.65%, 04/15/42 ................. 89 75,367
881,246
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.85%, 05/04/43 ................. USD 252 $ 211,429
2.40%, 08/20/50 ................. 374 232,122
2.55%, 08/20/60 ................. 238 142,545
2.80%, 02/08/61 ................. 178 110,813
Dell International LLC
4.90%, 10/01/26 ................. 128 123,306
8.35%, 07/15/46 ................. 20 21,572
3.45%, 12/15/51
(b)
................ 158 89,825
Hewlett Packard Enterprise Co., 6.35%,
10/15/45
(e)
.................... 77 69,904
HP, Inc., 2.65%, 06/17/31 ............ 244 179,047
Seagate HDD Cayman, 4.09%, 06/01/29 .. 80 64,220
Western Digital Corp., 2.85%, 02/01/29 ... 552 428,981
1,673,764
Tobacco — 0.2%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 460 367,739
5.80%, 02/14/39 ................. USD 392 342,286
3.40%, 02/04/41 ................. 236 148,811
4.50%, 05/02/43 ................. 265 186,779
Philip Morris International, Inc., 1.45%,
08/01/39 ..................... EUR 395 216,835
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 429 336,504
1,598,954
Trading Companies & Distributors — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 89 80,100
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 164,171
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 764 660,746
3.70%, 11/15/49 ................. 164 112,162
4.55%, 03/15/52
(b)
................ 506 403,571
T-Mobile USA, Inc.
2.63%, 04/15/26 ................. 224 202,993
2.63%, 02/15/29 ................. 228 188,246
3.88%, 04/15/30 ................. 903 800,975
2.88%, 02/15/31 ................. 297 239,335
3.50%, 04/15/31 ................. 238 199,994
2,972,193
Total Corporate Bonds — 25.8%
(Cost: $222,346,742) ............................. 187,492,079
Floating Rate Loan Interests
Building Products — 0.0%
(a)(d)
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 10/02/28 ................. 31 28,966
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(l)
.............. 6 5,823
34,789
Chemicals — 0.1%
(a)
Bakelite UK Intermediate Ltd., Term Loan,
(SOFR 3 Month + 4.00%), 7.67%
,
 05/29/29 287 266,932
LSF11 A5 Holdco LLC, Term Loan, (SOFR 1
Month + 3.50%), 6.65%
,
 10/15/28 ..... 200 185,495
452,427

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
6.87%
,
 05/12/28
(a)
................ USD 142 $ 124,157
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 02/21/23
(a)(d)
............... 21 357
Containers & Packaging — 0.0%
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.98%
,
 10/04/28
(a)
................ 30 27,419
Diversified Telecommunication Services — 0.1%
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 6.62%
,
 12/11/26
(a)
... 265 246,181
Food Products — 0.0%
BCPE North Star US Holdco 2, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
6.25% - 7.67%
,
 06/09/28
(a)
.......... 191 175,755
Health Care Providers & Services — 0.0%
(a)
AEA International Holdings SARL, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 09/07/28
(d)
................ 148 143,912
Select Medical Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 5.62%
,
 03/06/25 45 43,152
187,064
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 02/02/26 ................. 152 133,317
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 6.55%
,
 10/02/28 321 288,741
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.03%
,
 01/27/29 208 192,194
Herschend Entertainment Co. LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
6.88%
,
 08/27/28 ................. 75 73,218
687,470
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28
(a)
................ 79 61,155
Internet & Direct Marketing Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 11/24/28
(a)(d)
............... 62 59,227
IT Services — 0.0%
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 7.17%
,
 09/29/28
(a)
.... 156 145,304
Media — 0.0%
Gray Television, Inc., Term Loan D, (LIBOR
USD 1 Month + 3.00%), 6.13%
,
 12/01/28
(a)
230 223,147
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, Term Loan B1, (LIBOR
USD 1 Month + 2.25%), 5.37%
,
 11/01/26 . USD 455 $ 443,291
Southwestern Energy Co., Term Loan, (SOFR 3
Month + 2.50%), 6.20%
,
 06/22/27 ..... 160 157,196
600,487
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, (LIBOR USD 1
Month + 3.00%), 6.12%
,
 04/16/28
(a)
.... 136 124,010
Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
15.00%
,
 07/01/25
(a)(d)
.............. 610 606,218
Trading Companies & Distributors — 0.0%
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.06%
,
 01/31/28
(a)
................ 227 204,072
Total Floating Rate Loan Interests — 0.5%
(Cost: $4,221,974) .............................. 3,959,239
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(b)
............ 53 26,368
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/25 ................. 92 83,795
6.88%, 04/29/30 ................. 343 288,120
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 200 143,250
515,165
Mexico — 0.0%
Petroleos Mexicanos
4.88%, 01/18/24 ................. 46 44,436
Series 13-2, 7.19%, 09/12/24 ........ MXN 11 49,499
8.75%, 06/02/29
(b)
................ USD 160 135,694
6.70%, 02/16/32 ................. 75 52,380
282,009
Total Foreign Agency Obligations — 0.1%
(Cost: $997,309) ................................ 823,542
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
7.00%, 03/26/31 ................. COP 384,000 58,910
7.25%, 10/18/34 ................. 334,000 47,994
106,904
Indonesia — 0.0%
Republic of Indonesia, 3.05%
,
03/12/51 .... USD 441 292,211
Mexico — 0.2%
United Mexican States
2.66%, 05/24/31 ................. 598 458,666
8.50%, 11/18/38 ................. MXN 50 224,450
4.50%, 01/31/50 ................. USD 1,011 725,266
1,408,382
Oman — 0.0%
Oman Government International Bond, 6.75%
,
10/28/27
(g)
..................... 200 196,475

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. USD 347 $ 314,425
4.50%, 04/01/56 ................. 488 327,052
641,477
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 231 218,194
3.55%, 03/10/51 ................. 356 236,695
454,889
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 516 469,617
3.20%, 07/06/46 ................. 329 219,643
689,260
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(h)( i )
... RUB 34,399 179,995
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. USD 179 175,943
5.10%, 06/18/50 ................. 234 212,934
388,877
Total Foreign Government Obligations — 0.6%
(Cost: $6,009,642) .............................. 4,358,470
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares- BATS
Series A
(m)
..................... 14,408,518 132,270,193
Total Investment Companies — 18.2%
(Cost: $144,284,000) ............................. 132,270,193
Par (000)
Par (000)
Municipal Bonds
California - 0.3%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 290 356,710
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 110 123,784
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 500 550,649
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 815 758,369
Series 2009, GO, 7.55%, 04/01/39 ..... 65 79,960
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 25 20,775
1,890,247
Georgia - 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 53 55,693
Illinois - 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 775 736,699
Massachusetts - 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 30 26,615
Security
Par (000)
Par (000) Value
New Jersey - 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. USD 167 $ 203,281
New York - 0.0%
Metropolitan Transportation Authority , Series
2010A, RB, 6.67%, 11/15/39 ......... 75 79,485
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 ... 35 38,105
Series 2011CC, RB, 5.88%, 06/15/44 ... 55 59,644
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 60 60,698
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 .. 120 122,493
Series 2014-181, RB, 4.96%, 08/01/46 .. 195 185,862
546,287
Ohio - 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 135 177,910
Texas - 0.2%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 215 223,471
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 215 224,625
448,096
Total Municipal Bonds — 0.6%
(Cost: $4,812,795) .............................. 4,084,828
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 3.43%, 06/25/35
(a)
.. 102 87,442
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 2.10%,
02/25/36
(a)
................... 15 13,591
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 50 27,079
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 4,005
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 2.83%,
11/25/46
(a)
................... 54 43,155
Series 2006-OA16, Class A4C, (LIBOR USD
1 Month + 0.68%), 3.76%, 10/25/46
(a)
. 144 111,349
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 07/25/46
(a)
. 7 6,257
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 3.54%, 11/25/36
(a)
. 56 48,956
Series 2006-OC7, Class 2A3, (LIBOR USD
1 Month + 0.50%), 3.58%, 07/25/46
(a)
. 62 55,880
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 4,636
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 3.36%, 04/25/47
(a)
. 14 12,161
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 2.04%,
10/25/46 .................... 45 32,356
Series 2006-4, Class 1A12, (LIBOR USD 1
Month + 0.21%), 3.29%, 10/25/46 ... 52 28,595

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.70%), 1.80%, 02/25/47 .... USD 51 $ 21,150
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.12%, 07/31/57 275 108,292
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 5.93%, 09/27/46 ... 49 49,196
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 127 33,517
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 64 62,274
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 3.53%, 09/25/37
(a)(b)
......... 87 78,410
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (LIBOR USD 1
Month + 0.28%), 3.36%, 08/25/36 ... 15 14,848
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 3.25%, 03/25/37 ... 74 68,174
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 3.22%, 03/25/37 .. 9 8,091
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.40%), 3.48%, 09/25/47 .. 34 30,733
Series 2007-AR4, Class 2A1, (LIBOR USD
1 Month + 0.21%), 3.29%, 06/25/37 .. 11 9,714
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 670 310,843
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 2.06%,
04/25/46
(a)
................... 129 41,968
Series 2006-OA5, Class 3A1, (LIBOR USD
1 Month + 0.40%), 3.48%, 04/25/46
(a)
. 16 14,742
Series 2007-15, Class 2A2, 6.50%, 09/25/37 174 78,697
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 40 33,411
Series 2008-2, Class 1A1, 6.50%, 06/25/38 55 41,964
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... 281 115,904
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 4.43%,
11/25/35
(a)
..................... 42 8,137
CSMC Trust, Series 2009-5R, Class 4A4,
2.97%, 06/25/36
(a)(b)(d)
.............. —
(c)
1
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.34%), 3.42%, 08/25/47
(a)
... 94 95,654
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
..................... 8 6,364
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 3.10%, 03/25/36
(a)
.......... 17 15,790
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (LIBOR USD 1
Month + 0.35%), 3.43%, 01/25/35 ... 34 30,598
Series 2005-RP2, Class 1AF, (LIBOR USD 1
Month + 0.35%), 3.43%, 03/25/35 ... 38 37,074
Series 2006-RP1, Class 1AF1, (LIBOR USD
1 Month + 0.35%), 3.43%, 01/25/36 .. 31 26,323
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 3 3,519
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
HarborView Mortgage Loan Trust, Series
2007-4, Class 2A2, (LIBOR USD 1 Month +
0.25%), 3.24%, 07/19/47
(a)
.......... USD 93 $ 82,854
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.37%,
09/25/37 .................... 68 45,955
Series 2007-FLX5, Class 2A2, (LIBOR USD
1 Month + 0.24%), 3.32%, 08/25/37 .. 82 72,248
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 5.38%,
12/25/37
(a)
..................... 15 15,602
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 2.83%, 08/25/37
(a)(b)
........ 15 9,611
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (LIBOR USD
1 Month + 0.42%), 3.50%, 04/25/37
(a)
... 106 89,480
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (LIBOR USD 1 Month
+ 0.34%), 2.90%, 04/16/36
(a)(b)
........ 243 227,946
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 41 39,165
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4,
(LIBOR USD 1 Month + 0.42%), 3.50%,
06/25/37
(a)
..................... 11 9,493
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 93 89,410
RALI Trust, Series 2007-QH9, Class A1, 2.63%,
11/25/37
(a)
..................... 22 19,364
Reperforming Loan REMIC Trust, Series
2005-R3, Class AF, (LIBOR USD 1 Month +
0.40%), 3.48%, 09/25/35
(a)(b)
......... 3 2,785
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.78%, 05/25/57
(a)
... 19 7,092
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.25%,
04/25/36
(a)
..................... 41 26,355
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 3.46%, 06/25/36 .. 57 48,360
Series 2006-AR5, Class 2A1, (LIBOR USD
1 Month + 0.42%), 3.50%, 05/25/46 .. 33 21,200
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 37 33,523
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
................... 26 22,038
2,683,331
Commercial Mortgage-Backed Securities — 0.8%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
......... 200 154,651
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR USD 1
Month + 1.54%), 4.24%, 09/15/34 ... 100 93,966
Series 2017-280P, Class E, (LIBOR USD 1
Month + 2.12%), 4.82%, 09/15/34 ... 150 138,697
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
4.92%, 04/15/35
(a)(b)
............... 19 17,797
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.72%, 04/14/33 300 260,704
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 4.32%, 11/15/32 ... 100 87,986

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 4.82%, 11/15/32 ... USD 100 $ 83,278
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 4.52%, 09/15/34 ... 650 615,085
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 3.53%, 01/25/36 ... 30 26,782
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 3.76%, 01/25/36 ... 22 19,379
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 3.62%, 04/25/36 ... 7 6,102
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.38%), 3.46%, 10/25/36 ... 11 9,825
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.45%), 3.53%, 10/25/36 ... 9 8,203
Series 2007-2A, Class A1, (LIBOR USD 1
Month + 0.27%), 3.35%, 07/25/37 ... 19 16,787
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (LIBOR USD 1 Month + 0.72%),
3.54%, 03/15/37
(a)(b)
............... 35 32,939
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 74 68,590
BHMS, Series 2018-ATLS, Class A, (LIBOR
USD 1 Month + 1.25%), 4.07%, 07/15/35
(a)(b)
140 135,174
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 150 142,152
Series 2013-1515, Class C, 3.45%, 03/10/33 105 95,442
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 60 49,485
Series 2017-CC, Class E, 3.67%, 08/13/37 110 88,028
Series 2017-GM, Class D, 3.54%, 06/13/39 200 164,756
Series 2017-GM, Class E, 3.54%, 06/13/39 50 39,852
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (LIBOR USD 1 Month +
1.75%), 4.57%, 12/15/37
(a)(b)
......... 100 96,241
Cassia SRL, Series 2022-1A, Class A,
(EURIBOR 3 Month + 2.50%), 2.89%,
05/22/34
(a)(b)
.................... EUR 364 341,919
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 27,945
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,505
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
.................... 126 106,179
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.09%, 04/10/49
(a)
. 20 18,351
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... 100 77,994
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (LIBOR USD 1
Month + 0.98%), 3.80%, 05/15/36
(a)(b)
... 698 688,398
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 .... 50 47,633
CSMC Trust
(b)
Series 2017-PFHP, Class A, (LIBOR USD 1
Month + 0.95%), 3.77%, 12/15/30
(a)
.. 60 59,483
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 84,561
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 5.99%, 09/15/35
(a)
224 222,200
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 210 188,430
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 80 70,260
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... USD 100 $ 97,326
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 100 94,499
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 105,050
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 100 95,690
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(a)
................... 100 91,545
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.27%,
12/15/48
(a)(b)
.................... 100 85,339
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 8,580
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1 Month CME Term SOFR + 2.18%),
5.13%, 08/15/39
(a)(b)
............... 300 297,801
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 3.33%,
03/25/37
(a)(b)
.................... 7 6,565
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.30%, 04/20/48
(a)(b)
.. 11 10,119
Morgan Stanley Capital I Trust, Series 2017-
CLS, Class F, (LIBOR USD 1 Month +
2.60%), 5.42%, 11/15/34
(a)(b)(d)
........ 211 211,222
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 190 141,029
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 5.32%,
08/19/35
(a)(b)
.................... 270 268,543
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 66 56,690
Series 2017-2, Class M4, 5.00%, 11/25/47 33 28,027
Wells Fargo Commercial Mortgage Trust
(a)(b)
Series 2017-C41, Class D, 2.60%, 11/15/50 60 41,655
Series 2017-HSDB, Class A, (LIBOR USD 1
Month + 0.85%), 3.62%, 12/13/31 ... 151 148,857
6,183,296
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
..................... 15,000 228,185
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.74%, 02/15/50 .............. 1,000 22,808
BBCMS Trust, Series 2015-SRCH, Class XA,
1.08%, 08/10/35
(b)
................ 970 32,135
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 3,475 40,065
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.80%, 01/15/52 4,803 133,324
Series 2019-B9, Class XA, 1.20%, 03/15/52 1,033 50,634
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 ... 170 3,829
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
................... 1,916 3,903
Series 2015-CR25, Class XA, 0.95%,
08/10/48 .................... 180 3,393
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.26%, 11/15/50 .. 1,430 15,780

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.96%,
09/15/47 .................... USD 1,030 $ 11,676
Series 2014-C23, Class XA, 0.75%,
09/15/47 .................... 988 8,685
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 43,763
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 21,259
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.33%,
12/15/47 .................... 130 3,168
Series 2015-C26, Class XD, 1.46%,
10/15/48 .................... 120 4,231
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%,
03/15/49
(b)
................... 1,000 47,974
Series 2017-H1, Class XD, 2.31%,
06/15/50
(b)
................... 110 8,752
Series 2019-L2, Class XA, 1.17%, 03/15/52 377 18,573
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 1,880 54
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32
(d)
................... 376 989
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
..................... 1,000 38,924
742,104
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(j)
.... 113 20,623
Total Non-Agency Mortgage-Backed Securities — 1.3%
(Cost: $10,653,601) .............................. 9,629,354
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(d)
Lehman Brothers Holdings, Inc. ......... 679 —
Lehman Brothers Holdings, Inc.
(h)( i )
....... 1,025 —
Lehman Brothers Holdings, Inc.
(h)( i )
....... 185 —
Total Other Interests — 0.0%
(Cost: $12) ................................... —
Par (000)
Pa r (000)
Preferred Securities
(a)
Capital Trusts — 0.2%
Banks — 0.0%
(f)
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.88% ........... 307 263,253
Citigroup, Inc., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.42%),
3.88% ........................ 159 131,116
394,369
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(f)
Bank of New York Mellon Corp. (The), Series F,
(LIBOR USD 3 Month + 3.13%), 4.63% .. USD 164 $ 144,566
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 359 263,715
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
6.89% ...................... 68 67,372
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ...................... 680 627,300
1,102,953
Total Preferred Securities — 0.2%
(Cost: $1,761,633) .............................. 1,497,322
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes, Series 2017-DNA3,
Class B1, (LIBOR USD 1 Month + 4.45%),
7.53%, 03/25/30
(a)
................ 250 254,463
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2015-48, 0.91%, 02/16/50 ...... 17 426
Series 2015-173, 0.60%, 09/16/55 ..... 115 2,769
3,195
Mortgage-Backed Securities — 40.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 284 264,888
3.00%, 09/01/27 - 12/01/46 .......... 911 823,918
3.50%, 02/01/31 - 01/01/48 .......... 1,795 1,672,466
4.00%, 08/01/40 - 12/01/45 .......... 141 134,473
4.50%, 02/01/39 - 04/01/49 .......... 2,494 2,430,669
5.00%, 10/01/41 - 11/01/48 .......... 105 104,875
5.50%, 02/01/35 - 06/01/41 .......... 95 98,015
Federal National Mortgage Association
4.00%, 01/01/41 ................. 8 7,711
6.00%, 07/01/39 ................. 80 82,208
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 6,236 5,235,149
2.00%, 10/15/52
(o)
................ 5,880 4,895,892
2.50%, 04/20/51 - 07/20/52 .......... 9,126 7,868,951
2.50%, 10/15/52
(o)
................ 3,420 2,938,108
3.00%, 02/15/45 - 01/20/52 .......... 5,505 4,892,769
3.00%, 10/15/52 - 11/15/52
(o)
......... 12,208 10,785,211
3.50%, 01/15/42 - 11/20/46 .......... 3,769 3,484,190
3.50%, 10/15/52 - 11/15/52
(o)
......... 8,483 7,711,897
4.00%, 04/20/39 - 12/20/47 .......... 940 893,304
4.00%, 10/15/52 - 11/15/52
(o)
......... 8,415 7,857,200
4.50%, 12/20/39 - 07/20/49 .......... 752 731,799
4.50%, 10/15/52 - 11/15/52
(o)
......... 1,557 1,489,937
5.00%, 12/15/38 - 07/20/44 .......... 71 71,729
5.00%, 10/15/52 - 11/15/52
(o)
......... 976 954,732
Uniform Mortgage-Backed Securities
1.50%, 10/25/37 - 11/25/52
(o)
......... 3,657 3,087,694
1.50%, 11/01/41 - 03/01/51 .......... 10,054 7,954,133
2.00%, 10/01/31 - 03/01/52 .......... 43,100 35,224,805
2.00%, 10/25/37 - 11/25/52
(o)
......... 22,928 19,152,216
2.50%, 09/01/27 - 04/01/52 .......... 30,025 25,682,388
2.50%, 10/25/37 - 10/25/52
(o)
......... 11,988 10,179,010
2.50%, 01/01/52
(p)
................ 6,356 5,374,532
3.00%, 04/01/28 - 08/01/52 .......... 19,025 16,924,897

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2022
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 10/25/37 - 11/25/52
(o)
......... USD 12,169 $ 10,612,077
3.50%, 03/01/29 - 08/01/50 .......... 5,884 5,394,482
3.50%, 10/25/37 - 11/25/52
(o)
......... 3,222 2,910,637
3.50%, 01/01/51
(p)
................ 5,946 5,418,674
4.00%, 08/01/31 - 10/01/51 .......... 17,196 16,190,118
4.00%, 10/25/52 - 11/25/52
(o)
......... 39,788 36,916,487
4.50%, 02/01/25 - 09/01/49 .......... 7,109 6,941,023
4.50%, 10/25/52 - 11/25/52
(o)
......... 13,473 12,830,314
5.00%, 02/01/35 - 05/01/49 .......... 752 751,454
5.00%, 10/25/52 - 11/25/52
(o)
......... 8,649 8,423,465
5.50%, 02/01/35 - 03/01/40 .......... 286 293,581
6.00%, 04/01/35 - 06/01/41 .......... 158 165,512
6.50%, 05/01/40 ................. 62 65,195
295,922,785
Total U.S. Government Sponsored Agency Securities — 40.7%
(Cost: $318,579,482) ............................. 296,180,443
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 529 546,965
4.50%, 08/15/39 ................. 146 156,750
4.38%, 11/15/39 ................. 146 154,173
4.63%, 02/15/40 ................. 432 469,682
1.13%, 05/15/40 - 08/15/40 .......... 3,866 2,405,301
3.88%, 08/15/40 ................. 432 424,474
1.38%, 11/15/40 ................. 1,933 1,249,579
3.13%, 02/15/43 ................. 528 453,833
2.88%, 05/15/43 - 05/15/49 .......... 1,941 1,604,332
3.63%, 08/15/43 ................. 528 492,339
3.75%, 11/15/43 ................. 528 501,435
2.50%, 02/15/45 ................. 4,920 3,750,923
2.75%, 11/15/47 ................. 4,920 3,935,616
3.00%, 02/15/48 ................. 5,129 4,317,977
2.25%, 08/15/49 - 02/15/52 .......... 1,946 1,422,053
2.38%, 11/15/49 - 05/15/51 .......... 617 464,586
1.63%, 11/15/50 ................. 13 8,071
U.S. Treasury Notes
2.13%, 12/31/22 - 05/15/25 .......... 3,182 3,080,160
0.50%, 03/15/23 - 05/31/27 .......... 7,310 6,828,453
0.13%, 03/31/23 - 05/31/23 .......... 13,341 13,044,476
0.25%, 04/15/23 ................. 4,593 4,503,831
2.75%, 05/31/23 ................. 1,029 1,020,036
1.75%, 07/31/24 - 01/31/29 .......... 9,430 8,946,393
1.50%, 10/31/24 - 02/15/30 .......... 10,676 9,923,619
2.00%, 02/15/25 - 11/15/26 .......... 2,610 2,436,006
0.38%, 04/30/25 - 12/31/25 .......... 17,870 15,972,867
0.75%, 05/31/26 ................. 4,768 4,210,740
2.38%, 05/15/27 - 05/15/29 .......... 2,443 2,241,555
2.25%, 08/15/27 ................. 3,746 3,443,393
1.25%, 03/31/28 - 09/30/28 .......... 6,534 5,620,747
2.88%, 08/15/28 - 05/15/32 .......... 1,073 995,773
3.13%, 11/15/28 ................. 1,164 1,106,027
2.63%, 02/15/29 ................. 474 436,765
1.88%, 02/28/29 - 02/15/32 .......... 191 164,270
1.63%, 08/15/29 - 05/15/31 .......... 2,175 1,856,011
Total U.S. Treasury Obligations — 14.9%
(Cost: $125,591,227) ............................. 108,189,211
Total Long-Term Investments — 105.2%
(Cost: $857,033,626) ............................. 765,291,203
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.79%
(m)(q)
................. 99,971,178 $ 99,971,178
Total Short-Term Securities — 13.7%
(Cost: $99,971,178) .............................. 99,971,178
Total Options Purchased — 0.3%
(Cost: $1,253,305) .............................. 2,363,603
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 119.2%
(Cost: $958,258,109 ) ............................. 867,625,984
Total Options Written — (0.8)%
(Premium Received — $(3,595,663)) .................. (6,230,699)
Par (000)
Pa r (000)
TBA Sale Commitments
(o)
Mortgage-Backed Securities — (11.6)%
Government National Mortgage Association
2.50% ,  10/15/52 ................. USD (92) (79,211)
3.50% ,  10/15/52 ................. (800) (727,593)
Uniform Mortgage-Backed Securities
2.50% ,  10/25/37 - 11/25/52 .......... (17,853) (14,959,599)
1.50% ,  11/25/37 - 10/25/52 .......... (22) (17,684)
2.00% ,  11/25/37 - 10/25/52 .......... (4,452) (3,606,336)
3.00% ,  10/25/52 - 11/25/52 .......... (15,269) (13,284,604)
3.50% ,  10/25/52 ................. (4,473) (4,025,351)
4.00% ,  10/25/52 - 11/25/52 .......... (35,884) (33,289,144)
4.50% ,  10/25/52 ................. (8,900) (8,477,945)
5.00% ,  10/25/52 ................. (6,212) (6,050,908)
Total TBA Sale Commitments — (11.6)%
(Proceeds: $(87,207,023)) ......................... (84,518,375)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 05/15/49 .... (803) (669,250)
Total U.S. Treasury Obligations — (0.1)%
(Proceeds: $(895,258)) ...........................
(669,250)
Total Investments Sold Short — (0.1)%
(Proceeds: $(895,258)) ........................... (669,250)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 106.7%
(Cost: $866,560,165 ) ............................. 776,207,660
Liabilities in Excess of Other Assets — (6.7)% ............ (48,762,135)
Net Assets — 100.0% ..............................
$ 727,445,525

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Perpetual security with no stated maturity date.
(g)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Non-income producing security.
(j)
Zero-coupon bond.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(q)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/22
Shares
Held at
09/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 190,346,721 $ — $ (90,375,543)
(a)
$ — $ — $ 99,971,178 99,971,178 $ 611,664 $ —
BlackRock Allocation Target
Shares- BATS Series A ..... 143,797,007 — — — (11,526,814) 132,270,193 14,408,518 — —
$ — $ (11,526,814) $ 232,241,371 $ 611,664 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 19 12/08/22 $ 2,579 $ 31,109
U.S. Treasury 10 Year Note ................................................... 6 12/20/22 672 167
U.S. Treasury Long Bond .................................................... 228 12/20/22 28,849 (1,774,747)
U.S. Treasury Ultra Bond .................................................... 190 12/20/22 25,971 (1,961,493)
Long Gilt ............................................................... 18 12/28/22 1,937 (15,570)
U.S. Treasury 2 Year Note .................................................... 52 12/30/22 10,677 (108,651)
U.S. Treasury 5 Year Note .................................................... 650 12/30/22 69,839 (1,571,938)
3 Month SONIA Index ....................................................... 32 03/14/23 8,486 (82,198)
3 Month Euro Euribor ....................................................... 76 03/17/25 18,080 (99,309)
(5,582,630)
Short Contracts
Euro-BTP ............................................................... 79 12/08/22 8,670 87,537
Euro- Buxl ............................................................... 4 12/08/22 575 42,032
Euro-Schatz ............................................................. 24 12/08/22 2,521 (8,571)
Japan 10 Year Bond ........................................................ 14 12/13/22 14,345 26,321
U.S. Treasury 10 Year Ultra Note ............................................... 62 12/20/22 7,349 19,663
3 Month Euro Euribor ....................................................... 76 03/13/23 18,100 (5,403)
3 Month SOFR ........................................................... 154 06/20/23 36,791 34,223
195,802
$ (5,386,828)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 116,000 ZAR 2,012,215 Deutsche Bank AG 10/03/22 $ 4,828
USD 233,000 BRL 1,216,900 BNP Paribas SA 10/04/22 7,412
USD 209,000 BRL 1,088,491 Goldman Sachs International 10/04/22 7,215
USD 312,000 BRL 1,606,223 HSBC Bank plc 10/04/22 14,240
USD 115,000 BRL 589,303 JPMorgan Chase Bank NA 10/04/22 5,756
CLP 55,790,000 USD 56,000 Citibank NA 10/17/22 1,536
EUR 75,000 CZK 1,848,387 BNP Paribas SA 10/17/22 23
EUR 78,000 PLN 372,872 HSBC Bank plc 10/17/22 1,446
EUR 76,000 USD 74,370 HSBC Bank plc 10/17/22 182
GBP 100,000 USD 109,892 Natwest Markets plc 10/17/22 1,794
JPY 8,109,872 EUR 57,000 HSBC Bank plc 10/17/22 189
USD 147,798 AUD 226,000 JPMorgan Chase Bank NA 10/17/22 3,216
USD 57,000 CAD 78,585 JPMorgan Chase Bank NA 10/17/22 112
USD 80,000 CHF 76,638 Bank of America NA 10/17/22 2,238
USD 232,000 CLP 214,007,200 Citibank NA 10/17/22 11,294
USD 114,021 EUR 114,000 Bank of America NA 10/17/22 2,194
USD 57,009 EUR 57,000 Bank of New York Mellon 10/17/22 1,096
USD 114,029 EUR 114,000 Natwest Markets plc 10/17/22 2,202
USD 150,748 GBP 132,000 HSBC Bank plc 10/17/22 3,320
USD 38,000 NOK 411,921 Goldman Sachs International 10/17/22 168
USD 57,000 NOK 584,963 JPMorgan Chase Bank NA 10/17/22 3,275
USD 76,000 ZAR 1,325,072 Bank of America NA 10/17/22 2,880
USD 76,000 ZAR 1,347,154 Citibank NA 10/17/22 1,660
USD 72,000 ZAR 1,295,818 Goldman Sachs International 10/17/22 494
USD 76,000 ZAR 1,360,436 JPMorgan Chase Bank NA 10/17/22 928
USD 194,000 COP 858,159,000 BNP Paribas SA 10/18/22 8,364
USD 76,000 COP 336,224,000 Citibank NA 10/18/22 3,268
USD 76,000 COP 335,768,000 Toronto Dominion Bank 10/18/22 3,366
USD 42,000 BRL 227,674 Goldman Sachs International 11/03/22 108
USD 317,360 COP 1,390,671,000 JPMorgan Chase Bank NA 11/23/22 18,648

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 982,690 MXN 19,949,000 HSBC Bank plc 11/23/22 $ 1,482
USD 106,000 TRY 2,068,060 JPMorgan Chase Bank NA 11/23/22 1,788
EUR 1,175,738 CHF 1,108,626 HSBC Bank plc 12/21/22 26,646
EUR 84,262 CHF 79,419 JPMorgan Chase Bank NA 12/21/22 1,944
EUR 3,725,000 GBP 3,248,815 Deutsche Bank AG 12/21/22 41,916
EUR 630,000 USD 606,407 Bank of America NA 12/21/22 14,937
EUR 1,010,000 USD 977,167 BNP Paribas SA 12/21/22 18,957
EUR 500,000 USD 480,548 Deutsche Bank AG 12/21/22 12,583
EUR 1,020,000 USD 985,879 JPMorgan Chase Bank NA 12/21/22 20,107
EUR 1,768,000 USD 1,716,113 Morgan Stanley & Co. International plc 12/21/22 27,596
GBP 691,281 EUR 760,000 BNP Paribas SA 12/21/22 23,236
GBP 737,937 EUR 818,456 Deutsche Bank AG 12/21/22 17,741
GBP 3,401,668 EUR 3,746,000 JPMorgan Chase Bank NA 12/21/22 108,250
GBP 190,837 EUR 211,544 UBS AG 12/21/22 4,702
GBP 720,000 USD 798,358 Barclays Bank plc 12/21/22 6,543
GBP 1,222,790 USD 1,293,065 Deutsche Bank AG 12/21/22 73,913
GBP 397,210 USD 426,858 Goldman Sachs International 12/21/22 17,190
GBP 300,000 USD 317,115 HSBC Bank plc 12/21/22 18,260
GBP 1,190,000 USD 1,316,339 Morgan Stanley & Co. International plc 12/21/22 13,990
GBP 740,000 USD 820,993 UBS AG 12/21/22 6,266
USD 127,265 CAD 168,000 Deutsche Bank AG 12/21/22 5,598
USD 565,794 EUR 570,070 Bank of America NA 12/21/22 3,556
USD 3,066,060 EUR 3,050,000 Bank of Montreal 12/21/22 57,964
USD 4,089,219 EUR 4,109,930 BNP Paribas SA 12/21/22 35,755
USD 737,654 EUR 740,000 Citibank NA 12/21/22 7,821
USD 6,681,962 EUR 6,735,771 Deutsche Bank AG 12/21/22 38,734
USD 5,496,092 EUR 5,458,906 UBS AG 12/21/22 112,186
USD 1,223,823 GBP 1,090,000 Citibank NA 12/21/22 5,293
USD 1,242,426 GBP 1,100,000 Goldman Sachs International 12/21/22 12,716
851,122
ZAR 1,991,432 USD 116,000 Goldman Sachs International 10/03/22 (5,976)
BRL 592,458 USD 114,000 Barclays Bank plc 10/04/22 (4,170)
BRL 1,104,499 USD 212,000 Citibank NA 10/04/22 (7,249)
BRL 619,568 USD 116,000 Goldman Sachs International 10/04/22 (1,146)
BRL 1,015,773 USD 194,000 HSBC Bank plc 10/04/22 (5,696)
BRL 1,215,757 USD 233,000 JPMorgan Chase Bank NA 10/04/22 (7,624)
AUD 86,000 CAD 76,416 Citibank NA 10/17/22 (300)
AUD 163,000 USD 110,250 Citibank NA 10/17/22 (5,972)
AUD 313,000 USD 205,238 JPMorgan Chase Bank NA 10/17/22 (5,000)
CAD 75,837 USD 57,000 JPMorgan Chase Bank NA 10/17/22 (2,101)
CAD 82,803 USD 63,000 Standard Chartered Bank 10/17/22 (3,059)
CHF 74,058 USD 76,000 Goldman Sachs International 10/17/22 (856)
CHF 76,735 USD 80,000 UBS AG 10/17/22 (2,141)
CNY 795,176 USD 114,000 Bank of America NA 10/17/22 (2,599)
CZK 4,043,845 USD 164,000 HSBC Bank plc 10/17/22 (3,094)
EUR 93,978 CZK 2,317,262 Citibank NA 10/17/22 (18)
EUR 169,022 CZK 4,168,889 UBS AG 10/17/22 (80)
EUR 57,000 USD 57,024 BNP Paribas SA 10/17/22 (1,110)
EUR 76,000 USD 74,862 Citibank NA 10/17/22 (310)
JPY 22,540,942 USD 158,000 Bank of New York Mellon 10/17/22 (2,066)
KRW 103,540,800 USD 74,000 Bank of America NA 10/17/22 (2,006)
MXN 3,824,720 USD 190,000 Goldman Sachs International 10/17/22 (550)
NOK 587,376 USD 57,000 Deutsche Bank AG 10/17/22 (3,054)
NOK 993,205 USD 94,000 JPMorgan Chase Bank NA 10/17/22 (2,782)
THB 4,136,490 USD 114,000 Bank of America NA 10/17/22 (4,270)
USD 72,000 CLP 70,225,200 Citibank NA 10/17/22 (424)
USD 55,610 GBP 52,000 JPMorgan Chase Bank NA 10/17/22 (2,468)
USD 112,000 MXN 2,287,050 Morgan Stanley & Co. International plc 10/17/22 (1,284)
USD 114,000 THB 4,366,200 HSBC Bank plc 10/17/22 (1,824)
ZAR 1,347,612 USD 76,000 Citibank NA 10/17/22 (1,636)
ZAR 3,091,703 USD 175,000 Goldman Sachs International 10/17/22 (4,393)
COP 336,626,000 USD 74,000 Citibank NA 10/18/22 (1,182)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
COP 335,692,000 USD 76,000 Goldman Sachs International 10/18/22 $ (3,384)
JPY 7,926,710 USD 55,000 HSBC Bank plc 10/31/22 (90)
USD 55,058 GBP 52,000 Morgan Stanley & Co. International plc 10/31/22 (3,038)
USD 74,000 MXN 1,521,196 Goldman Sachs International 10/31/22 (1,146)
BRL 400,944 USD 74,000 Goldman Sachs International 11/03/22 (228)
BRL 227,820 USD 42,000 JPMorgan Chase Bank NA 11/03/22 (82)
COP 525,659,562 USD 118,205 JPMorgan Chase Bank NA 11/23/22 (5,295)
COP 274,571,000 USD 61,244 JPMorgan Chase Bank NA 11/23/22 (2,267)
MXN 9,794,010 USD 482,716 Barclays Bank plc 11/23/22 (989)
MXN 2,189,814 USD 107,806 UBS AG 11/23/22 (98)
USD 103,849 MXN 2,119,190 HSBC Bank plc 11/23/22 (385)
CHF 72,723 EUR 76,738 HSBC Bank plc 12/21/22 (1,365)
CHF 600,000 EUR 628,750 JPMorgan Chase Bank NA 12/21/22 (6,944)
CHF 1,121,984 EUR 1,183,263 Societe Generale SA 12/21/22 (20,418)
EUR 510,000 GBP 457,006 BNP Paribas SA 12/21/22 (7,902)
EUR 1,350,000 GBP 1,221,561 Deutsche Bank AG 12/21/22 (34,152)
EUR 680,000 GBP 615,686 Goldman Sachs International 12/21/22 (17,628)
EUR 3,746,000 GBP 3,370,126 Morgan Stanley & Co. International plc 12/21/22 (72,989)
EUR 760,000 USD 750,948 Bank of America NA 12/21/22 (1,390)
EUR 1,260,000 USD 1,247,664 BNP Paribas SA 12/21/22 (4,975)
EUR 750,000 USD 741,821 Citibank NA 12/21/22 (2,125)
EUR 1,350,000 USD 1,359,565 Deutsche Bank AG 12/21/22 (28,113)
EUR 540,000 USD 543,276 JPMorgan Chase Bank NA 12/21/22 (10,694)
EUR 4,149,000 USD 4,109,454 Morgan Stanley & Co. International plc 12/21/22 (17,457)
EUR 760,000 USD 752,113 UBS AG 12/21/22 (2,555)
GBP 659,970 EUR 750,000 Goldman Sachs International 12/21/22 (1,904)
GBP 353,000 USD 405,754 Morgan Stanley & Co. International plc 12/21/22 (11,129)
JPY 2,764,648 USD 19,349 Morgan Stanley & Co. International plc 12/21/22 (71)
USD 2,219,851 EUR 2,270,000 Deutsche Bank AG 12/21/22 (18,962)
USD 613,425 EUR 630,000 JPMorgan Chase Bank NA 12/21/22 (7,919)
USD 862,541 EUR 880,000 Morgan Stanley & Co. International plc 12/21/22 (5,369)
USD 1,693,711 GBP 1,577,001 Deutsche Bank AG 12/21/22 (69,246)
USD 607,466 GBP 560,000 HSBC Bank plc 12/21/22 (18,568)
USD 710,799 GBP 660,000 Morgan Stanley & Co. International plc 12/21/22 (27,027)
USD 80,118 GBP 74,000 Societe Generale SA 12/21/22 (2,608)
USD 270,647 GBP 250,000 Standard Chartered Bank 12/21/22 (8,832)
USD 1,018,799 GBP 920,000 State Street Bank and Trust Co. 12/21/22 (9,685)
USD 1,248,394 GBP 1,162,999 UBS AG 12/21/22 (51,744)
(565,213)
$ 285,909
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
GBP Currency ............... Down and Out Bank of America NA 11/08/22 USD 1.04 USD 0.97 GBP 90 $ 11,134
USD Currency ............... One-Touch
Goldman Sachs
International 12/08/22 JPY 122.00 JPY 122.00 USD 56 870
USD Currency ............... Down and In Bank of America NA 03/23/23 BRL 4.65 BRL 4.65 USD 22 1,958
$ 13,962
$ –

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 10 Year Note ..................... 1 10/21/22 USD 111.00 USD 100 $ 1,736
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Morgan Stanley & Co. International plc 10/11/22 CNH 7.05 USD 342 $ 4,939
USD Currency ........................... Morgan Stanley & Co. International plc 10/17/22 CNH 7.07 USD 340 4,585
9,524
Put
USD Currency ........................... Bank of America NA 10/07/22 ZAR 17.25 USD 190 38
USD Currency ........................... JPMorgan Chase Bank NA 10/20/22 ZAR 16.90 USD 236 150
USD Currency ........................... Morgan Stanley & Co. International plc 10/20/22 KRW 1,385.00 USD 226 294
EUR Currency ........................... Deutsche Bank AG 10/24/22 USD 0.98 EUR 15,410 202,354
USD Currency ........................... Morgan Stanley & Co. International plc 10/26/22 JPY 134.00 USD 698 751
USD Currency ........................... Goldman Sachs International 10/27/22 BRL 5.30 USD 148 2,401
EUR Currency ........................... UBS AG 11/01/22 CZK 24.50 EUR 262 —
GBP Currency ........................... Deutsche Bank AG 11/08/22 GBP 1.04 GBP 100 10,392
216,380
$ 225,904
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.96% Semi-Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 % USD 1,842 $ 64,709
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.25% Semi-Annual
Goldman Sachs
International 09/23/24 3.25 USD 379 17,382
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 09/23/24 3.28 USD 1,456 68,725
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.14% Semi-Annual BNP Paribas SA 09/23/25 3.14 USD 670 32,883
183,699
Put
10-Year Interest Rate Swap
(a)
2.51% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.51 USD 9,171 823,903
10-Year Interest Rate Swap
(a)
2.48% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/10/23 2.48 USD 9,171 841,907
10-Year Interest Rate Swap
(a)
2.96% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/03/24 2.96 USD 1,842 126,294
10-Year Interest Rate Swap
(a)
3.28% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.28 USD 1,456 81,138
10-Year Interest Rate Swap
(a)
3.25% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/23/24 3.25 USD 379 21,642
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/23/25 3.14 USD 670 43,418
1,938,302
$ 2,122,001
(a)
Forward settling swaption.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3 Month SOFR Interest Futures ................... 7 03/10/23 USD 96.00 USD 1,750 $ (3,369)
3 Month SOFR Interest Futures ................... 323 03/10/23 USD 96.25 USD 80,750 (106,994)
(110,363)
Put
U.S. Treasury 2 Year Notes ...................... 3 11/25/22 USD 102.25 USD 600 (1,827)
U.S. Treasury 5 Year Note ....................... 3 11/25/22 USD 109.00 USD 300 (5,883)
3 Month SOFR Interest Futures ................... 7 03/10/23 USD 96.00 USD 1,750 (10,631)
3 Month SOFR Interest Futures ................... 323 03/10/23 USD 96.25 USD 80,750 (639,944)
(658,285)
$ (768,648)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Morgan Stanley & Co. International plc 10/17/22 CNH 7.17 USD 340 $ (2,115)
USD Currency ............................. JPMorgan Chase Bank NA 10/20/22 ZAR 18.00 USD 156 (3,085)
–
(5,200)
–
Put
USD Currency ............................. Bank of America NA 10/07/22 ZAR 16.90 USD 190 (6)
USD Currency ............................. JPMorgan Chase Bank NA 10/20/22 ZAR 16.35 USD 352 (42)
USD Currency ............................. Morgan Stanley & Co. International plc 10/20/22 KRW 1,360.00 USD 226 (86)
EUR Currency ............................. Deutsche Bank AG 10/24/22 USD 0.96 EUR 15,410 (97,639)
USD Currency ............................. Morgan Stanley & Co. International plc 10/26/22 JPY 130.00 USD 698 (343)
USD Currency ............................. Goldman Sachs International 10/27/22 BRL 5.10 USD 222 (1,289)
–
(99,405)
–
$ (104,605)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1.82% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 11/11/22 1.82 % EUR 192 $ (47)
10-Year Interest Rate Swap
(a)
2.41% Semi-Annual 1 day SOFR Annual Bank of America NA 08/10/23 2.41 USD 11,492 (102,540)
2-Year Interest Rate Swap
(a)
. 1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 08/11/23 1.77 USD 40,187 (42,888)
2-Year Interest Rate Swap
(a)
. 3.10% Semi-Annual 1 day SOFR Annual Bank of America NA 09/08/23 3.10 USD 45,706 (240,015)
(385,490)
Put
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.82% Annual
Goldman Sachs
International 11/11/22 1.82 EUR 192 (20,604)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.41% Semi-Annual Bank of America NA 08/10/23 2.41 USD 11,492 (1,108,451)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 08/10/23 3.10 USD 6,107 (339,633)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.20% Semi-Annual
Goldman Sachs
International 08/10/23 3.20 USD 6,107 (310,087)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 3.48% At Termination
Goldman Sachs
International 08/10/23 3.48 USD 165,160 (1,693,570)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.77% Semi-Annual
Goldman Sachs
International 08/11/23 3.77 % USD 40,187 $ (537,838)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.10% Semi-Annual Bank of America NA 09/08/23 3.10 USD 45,706 (961,773)
(4,971,956)
$ (5,357,446)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.39.V1 ................... 1.00 % Quarterly 12/20/27 USD 14,708 $ 45,925 $ 67,446 $ (21,521)
ITRAXX.EUROPE.CROSSOVER.38.V1 .... 5.00 Quarterly 12/20/27 EUR 1,278 64,464 87,189 (22,725)
ITRAXX.EUROPE.MAIN.38.V1 .......... 1.00 Quarterly 12/20/27 EUR 2,600 39,397 68,400 (29,003)
$ 149,786 $ 223,035 $ (73,249)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 9,512 $ (1,463) $ — $ (1,463)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 7,578 (751) — (751)
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 1,297 3,905 — 3,905
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 381 3,242 120 3,122
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 125 5,646 — 5,646
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 229 296 — 296
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 331 159 — 159
7.15% Annual 6 month WIBOR Semi-Annual 12/21/22
(a)
12/21/27 PLN 458 (497) — (497)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 152 5,563 — 5,563
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 384 (39,379) — (39,379)
6 month
EURIBOR Semi-Annual 1.52% Annual N/A 02/15/31 EUR 514 (52,648) — (52,648)
6 month
EURIBOR Semi-Annual 1.54% Annual N/A 02/15/31 EUR 1,307 (132,350) — (132,350)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 384 (38,422) — (38,422)
6 month
EURIBOR Semi-Annual 1.55% Annual N/A 02/15/31 EUR 655 (65,861) — (65,861)
6 month
EURIBOR Semi-Annual 1.56% Annual N/A 02/15/31 EUR 1,307 (130,219) — (130,219)
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 02/15/31 EUR 1,307 (129,381) — (129,381)
6 month
EURIBOR Semi-Annual 1.59% Annual N/A 02/15/31 EUR 653 (63,474) — (63,474)
6 month
EURIBOR Semi-Annual 1.64% Annual N/A 02/15/31 EUR 255 (23,742) — (23,742)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 255 (23,709) — (23,709)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual 1.65% Annual N/A 02/15/31 EUR 515 $ (47,864) $ — $ (47,864)
6 month
EURIBOR Semi-Annual 1.69% Annual N/A 02/15/31 EUR 262 (23,587) — (23,587)
6 month
EURIBOR Semi-Annual 1.82% Annual N/A 02/15/31 EUR 1,060 (84,881) — (84,881)
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 182,422 22,235 — 22,235
0.31% Annual 1 day TONAR Annual N/A 04/07/32 JPY 205,710 25,046 — 25,046
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 208,075 26,466 — 26,466
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 208,994 25,886 — 25,886
0.30% Annual 1 day TONAR Annual N/A 04/07/32 JPY 209,801 26,222 — 26,222
0.40% Annual 1 day TONAR Annual N/A 05/02/32 JPY 128,350 8,413 — 8,413
0.39% Annual 1 day TONAR Annual N/A 05/02/32 JPY 128,350 8,632 — 8,632
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 289,952 15,696 — 15,696
0.42% Annual 1 day TONAR Annual N/A 06/14/32 JPY 257,127 14,619 — 14,619
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 383 (11,376) — (11,376)
9.25% Monthly 28 day MXIBTIIE Monthly N/A 09/17/32 MXN 4,531 (804) — (804)
1 day ESTR Annual 2.70% Annual 09/29/27
(a)
09/29/32 EUR 3,100 (31,873) — (31,873)
3.23% Annual 1 day SOFR Annual 10/04/27
(a)
10/04/32 USD 1,280 — — —
1 day ESTR Annual 2.95% Annual 10/04/27
(a)
10/04/32 EUR 1,870 — — —
1 day ESTR Annual 2.95% Annual 10/04/27
(a)
10/04/32 EUR 1,320 — — —
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 84,697 39,476 — 39,476
0.86% Annual 1 day TONAR Annual N/A 05/09/52 JPY 83,850 38,164 — 38,164
0.82% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 25,083 — 25,083
0.81% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 25,678 — 25,678
0.87% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 20,996 — 20,996
0.83% Annual 1 day TONAR Annual N/A 05/30/52 JPY 46,715 24,146 — 24,146
$ (536,712) $ 120 $ (536,832)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 123 $ 1,637 $ 1,357 $ 280
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 2,263 1,875 388
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 1,038 860 178
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 1,597 1,349 248
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 1,597 1,349 248
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 1,624 1,372 252
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 287 25,802 19,884 5,918
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 642 57,675 44,460 13,215
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 192 19,055 13,511 5,544
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 273 7,035 2,106 4,929
Republic of South Africa ..... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 88 9,138 5,950 3,188
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 377 7,840 229 7,611
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 364 15,461 8,729 6,732
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 149 448 1,606 (1,158)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 119 358 1,302 (944)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 229 686 2,655 (1,969)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 89 269 964 (695)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 298 1,071 (773)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,558 415 1,143
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 10 (2) (11) 9

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.6.AAA .......... 0.50 % Monthly Deutsche Bank AG 05/11/63 USD 24 $ (4) $ (132) $ 128
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 22 4,831 2,609 2,222
$ – $ – $ –
$ 160,204 $ 113,510 $ 46,694
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.3.AM ....... 0.50 % Monthly
Credit Suisse
International 12/13/49 NR — $ — $ (28,792) $ 28,792
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 29 (5,644) (3,138) (2,506)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 120 (6,932) (4,667) (2,265)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 60 (3,465) (2,373) (1,092)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 10 (1,856) (775) (1,081)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 22 (4,831) (2,158) (2,673)
$ (22,728) $ (41,903) $ 19,175
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 63,380 $ — $ 63,380
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (65,321) — (65,321)
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 463 (43) — (43)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 648 55 — 55
$ (1,929) $ — $ (1,929)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day ESTR ......................................... Euro Short-Term Rate 0.64
1 day SOFR ......................................... Secured Overnight Financing Rate 2.59
1 day TONAR ........................................ Tokyo Overnight Average Rate 0.73
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 9.55
3 month LIBOR ....................................... London Interbank Offered Rate 3.78
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.21
6 month EURIBOR ..................................... Euro Interbank Offered Rate 1.90
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.39

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 16,746,712 $ 59,810 $ 16,806,522
Corporate Bonds
Aerospace & Defense .................................... — 6,860,925 — 6,860,925
Airlines .............................................. — 2,977,787 — 2,977,787
Automobiles .......................................... — 1,419,728 — 1,419,728
Banks ............................................... — 29,806,816 3,000 29,809,816
Beverages ........................................... — 1,235,352 — 1,235,352
Biotechnology ......................................... — 3,963,419 — 3,963,419
Building Products ....................................... — 112,182 — 112,182
Capital Markets ........................................ — 22,938,117 — 22,938,117
Chemicals ............................................ — 1,502,565 — 1,502,565
Commercial Services & Supplies ............................. — 1,662,056 — 1,662,056
Communications Equipment ................................ — 2,204,958 — 2,204,958
Consumer Finance ...................................... — 2,366,255 — 2,366,255
Containers & Packaging .................................. — 106,823 — 106,823
Diversified Financial Services ............................... — 481,678 — 481,678
Diversified Telecommunication Services ........................ — 9,755,573 — 9,755,573
Electric Utilities ........................................ — 15,234,151 — 15,234,151
Electrical Equipment ..................................... — 43,038 — 43,038
Energy Equipment & Services .............................. — 86,940 — 86,940
Entertainment ......................................... — 471,446 — 471,446
Equity Real Estate Investment Trusts (REITs) .................... — 11,017,480 — 11,017,480
Food & Staples Retailing .................................. — 147,218 — 147,218
Food Products ......................................... — 292,467 — 292,467
Gas Utilities ........................................... — 500,764 — 500,764
Health Care Equipment & Supplies ........................... — 424,235 — 424,235
Health Care Providers & Services ............................ — 5,687,988 — 5,687,988
Hotels, Restaurants & Leisure .............................. — 665,150 — 665,150
Household Durables ..................................... — 78,833 — 78,833

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Insurance ............................................ $ — $ 1,786,337 $ — $ 1,786,337
Internet & Direct Marketing Retail ............................ — 477,923 — 477,923
IT Services ........................................... — 3,361,229 — 3,361,229
Leisure Products ....................................... — 100,581 — 100,581
Life Sciences Tools & Services .............................. — 595,515 — 595,515
Machinery ............................................ — 780,104 — 780,104
Media ............................................... — 6,629,884 — 6,629,884
Metals & Mining ........................................ — 3,272,576 — 3,272,576
Multi-Utilities .......................................... — 710,558 — 710,558
Oil, Gas & Consumable Fuels ............................... — 22,317,194 — 22,317,194
Paper & Forest Products .................................. — 165,449 — 165,449
Pharmaceuticals ....................................... — 1,489,118 — 1,489,118
Real Estate Management & Development ....................... — 230,913 — 230,913
Road & Rail ........................................... — 3,832,925 — 3,832,925
Semiconductors & Semiconductor Equipment .................... — 6,953,818 — 6,953,818
Software ............................................. — 5,534,754 — 5,534,754
Specialty Retail ........................................ — 881,246 — 881,246
Technology Hardware, Storage & Peripherals .................... — 1,673,764 — 1,673,764
Tobacco ............................................. — 1,598,954 — 1,598,954
Trading Companies & Distributors ............................ — 80,100 — 80,100
Wireless Telecommunication Services ......................... — 2,972,193 — 2,972,193
Floating Rate Loan Interests
Building Products ....................................... — — 34,789 34,789
Chemicals ............................................ — 452,427 — 452,427
Commercial Services & Supplies ............................. — 124,157 — 124,157
Consumer Finance ...................................... — — 357 357
Containers & Packaging .................................. — 27,419 — 27,419
Diversified Telecommunication Services ........................ — 246,181 — 246,181
Food Products ......................................... — 175,755 — 175,755
Health Care Providers & Services ............................ — 43,152 143,912 187,064
Hotels, Restaurants & Leisure .............................. — 687,470 — 687,470
Household Durables ..................................... — 61,155 — 61,155
Internet & Direct Marketing Retail ............................ — — 59,227 59,227
IT Services ........................................... — 145,304 — 145,304
Media ............................................... — 223,147 — 223,147
Oil, Gas & Consumable Fuels ............................... — 600,487 — 600,487
Specialty Retail ........................................ — 124,010 — 124,010
Thrifts & Mortgage Finance ................................ — — 606,218 606,218
Trading Companies & Distributors ............................ — 204,072 — 204,072
Foreign Agency Obligations ................................. — 823,542 — 823,542
Foreign Government Obligations .............................. — 4,358,470 — 4,358,470
Municipal Bonds ......................................... — 4,084,828 — 4,084,828
Non-Agency Mortgage-Backed Securities ........................ — 9,417,142 212,212 9,629,354
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 1,497,322 — 1,497,322
U.S. Government Sponsored Agency Securities .................... — 296,180,443 — 296,180,443
U.S. Treasury Obligations ................................... — 108,189,211 — 108,189,211
Short-Term Securities
Money Market Funds ...................................... 99,971,178 — — 99,971,178
Options Purchased
Foreign currency exchange contracts ........................... — 239,866 — 239,866
Interest rate contracts ...................................... 1,736 2,122,001 — 2,123,737
Liabilities
Investments
TBA Sale Commitments .................................... — (84,518,375) — (84,518,375)
Investments Sold Short .................................... — (669,250) — (669,250)
$ 99,972,914 $ 549,075,727 $ 1,119,525 $ 650,168,166
Investments Valued at NAV
(a)
..................................... 132,270,193
$ —
$ 782,438,359
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 81,025 $ — $ 81,025
Foreign currency exchange contracts ............................ — 851,122 — 851,122
Interest rate contracts ....................................... 241,052 428,884 — 669,936

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2022
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (88,405) $ — $ (88,405)
Foreign currency exchange contracts ............................ — (669,818) — (669,818)
Interest rate contracts ....................................... (6,396,528) (6,325,091) — (12,721,619)
$ (6,155,476) $ (5,722,283) $ — $ (11,877,759)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.